UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5511

Variable Insurance Products Fund II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

September 30, 2017

VIPCON-QTLY-1117
1.808782.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.7%
Delphi Automotive PLC	1,142,600	$112,431,840
Hertz Global Holdings, Inc. (a)(b)	1,251,515	27,983,875
		140,415,715
Automobiles - 0.9%
Tesla, Inc. (a)	534,150	182,198,565
Diversified Consumer Services - 0.5%
ServiceMaster Global Holdings, Inc. (a)	2,079,561	97,177,886
ZTO Express (Cayman), Inc. sponsored ADR (b)	143,400	2,013,336
		99,191,222
Hotels, Restaurants & Leisure - 1.6%
Marriott International, Inc. Class A	768,801	84,767,998
Starbucks Corp.	4,047,200	217,375,112
U.S. Foods Holding Corp. (a)	330,200	8,816,340
		310,959,450
Household Durables - 1.6%
Mohawk Industries, Inc. (a)	460,854	114,065,974
Newell Brands, Inc.	4,230,200	180,502,634
Panasonic Corp.	1,012,300	14,690,475
		309,259,083
Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc. (a)	382,300	367,524,105
JD.com, Inc. sponsored ADR (a)	689,700	26,346,540
		393,870,645
Media - 3.4%
Comcast Corp. Class A	6,809,700	262,037,256
DISH Network Corp. Class A (a)	96,700	5,244,041
MDC Partners, Inc. Class A (a)	2,528,873	27,817,603
The Walt Disney Co.	2,953,600	291,136,352
Time Warner, Inc.	684,926	70,170,669
Weinstein Co. Holdings LLC Class A-1 (a)(c)(d)(e)	11,499	482,038
		656,887,959
Specialty Retail - 1.9%
Home Depot, Inc.	1,069,189	174,876,553
TJX Companies, Inc.	2,663,021	196,344,538
		371,221,091
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	3,349,052	173,648,346

TOTAL CONSUMER DISCRETIONARY		2,637,652,076

CONSUMER STAPLES - 8.1%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	347,200	41,503,326
Constellation Brands, Inc. Class A (sub. vtg.)	352,900	70,385,905
Molson Coors Brewing Co. Class B	131,100	10,703,004
Monster Beverage Corp. (a)	1,085,888	59,995,312
The Coca-Cola Co.	4,159,506	187,219,365
		369,806,912
Food & Staples Retailing - 1.4%
CVS Health Corp.	1,923,564	156,424,224
Kroger Co.	4,048,064	81,204,164
Rite Aid Corp. (a)	4,057,327	7,952,361
Walgreens Boots Alliance, Inc.	404,300	31,220,046
		276,800,795
Food Products - 0.8%
Blue Buffalo Pet Products, Inc. (a)	397,600	11,271,960
Bunge Ltd.	491,781	34,159,108
Mondelez International, Inc.	1,244,600	50,605,436
The Hain Celestial Group, Inc. (a)	129,300	5,320,695
The Simply Good Foods Co.	1,400,000	16,394,000
TreeHouse Foods, Inc. (a)	486,798	32,970,829
		150,722,028
Household Products - 0.7%
Colgate-Palmolive Co.	1,653,887	120,485,668
Kimberly-Clark Corp.	106,567	12,540,805
Spectrum Brands Holdings, Inc.	84,732	8,974,813
		142,001,286
Personal Products - 0.7%
Avon Products, Inc. (a)	8,216,500	19,144,445
Coty, Inc. Class A	2,109,536	34,870,630
Estee Lauder Companies, Inc. Class A	698,174	75,291,084
Unilever NV (Certificaten Van Aandelen) (Bearer)	188,400	11,136,499
		140,442,658
Tobacco - 2.6%
Altria Group, Inc.	654,456	41,505,600
British American Tobacco PLC sponsored ADR	3,605,081	225,137,308
Philip Morris International, Inc.	2,085,878	231,553,317
		498,196,225

TOTAL CONSUMER STAPLES		1,577,969,904

ENERGY - 6.1%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	637,200	23,334,264
Dril-Quip, Inc. (a)	161,892	7,147,532
Hess Midstream Partners LP	419,400	9,214,218
NCS Multistage Holdings, Inc.	742,400	17,876,992
Oceaneering International, Inc.	479,162	12,587,586
Schlumberger Ltd.	1,345,700	93,876,032
		164,036,624
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	1,586,621	77,506,436
Black Stone Minerals LP	778,700	13,502,658
Boardwalk Pipeline Partners, LP	1,052,400	15,470,280
Cabot Oil & Gas Corp.	1,319,335	35,292,211
Callon Petroleum Co. (a)	1,880,600	21,137,944
Centennial Resource Development, Inc.:
Class A	450,500	8,095,485
Class A (d)	400,000	7,188,000
Chevron Corp.	764,400	89,817,000
Cimarex Energy Co.	383,500	43,592,445
ConocoPhillips Co.	2,325,400	116,386,270
Devon Energy Corp.	1,740,100	63,879,071
EOG Resources, Inc.	631,200	61,062,288
Extraction Oil & Gas, Inc.	856,711	13,184,782
Extraction Oil & Gas, Inc. (d)	591,781	9,107,510
Exxon Mobil Corp.	1,573,802	129,020,288
Newfield Exploration Co. (a)	1,546,900	45,896,523
Parsley Energy, Inc. Class A (a)	1,660,957	43,749,607
PDC Energy, Inc. (a)	485,850	23,821,226
Phillips 66 Co.	741,239	67,904,905
Pioneer Natural Resources Co.	359,800	53,084,892
PrairieSky Royalty Ltd. (b)	905,412	23,169,549
Suncor Energy, Inc.	1,661,195	58,220,042
Valero Energy Corp.	182,800	14,062,804
		1,034,152,216

TOTAL ENERGY		1,198,188,840

FINANCIALS - 14.7%
Banks - 6.3%
Bank of America Corp.	11,067,814	280,458,407
Citigroup, Inc.	5,401,550	392,908,747
Huntington Bancshares, Inc.	13,503,909	188,514,570
JPMorgan Chase & Co.	1,442,906	137,811,952
PNC Financial Services Group, Inc.	1,043,000	140,565,110
SunTrust Banks, Inc.	757,600	45,281,752
Synovus Financial Corp.	396,323	18,254,637
Wells Fargo & Co.	593,600	32,737,040
		1,236,532,215
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	124,200	23,576,886
BlackRock, Inc. Class A	247,413	110,615,878
CBOE Holdings, Inc.	295,791	31,835,985
Credit Suisse Group AG	915,852	14,511,305
E*TRADE Financial Corp. (a)	2,151,978	93,847,761
Goldman Sachs Group, Inc.	197,000	46,726,430
IntercontinentalExchange, Inc.	822,600	56,512,620
Northern Trust Corp.	907,500	83,426,475
State Street Corp.	1,070,400	102,266,016
		563,319,356
Consumer Finance - 2.3%
Capital One Financial Corp.	3,531,048	298,938,524
Navient Corp.	186,600	2,802,732
OneMain Holdings, Inc. (a)	1,499,198	42,262,392
SLM Corp. (a)	2,604,376	29,872,193
Synchrony Financial	2,083,600	64,695,780
		438,571,621
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	47	12,912,780
Class B (a)	337,400	61,852,168
KBC Ancora	450,178	26,507,497
Kimbell Royalty Partners LP	422,600	6,668,628
On Deck Capital, Inc. (a)(b)	595,900	2,782,853
		110,723,926
Insurance - 2.6%
Chubb Ltd.	640,148	91,253,097
Hartford Financial Services Group, Inc.	1,037,700	57,519,711
Marsh & McLennan Companies, Inc.	1,081,070	90,604,477
MetLife, Inc.	2,299,800	119,474,610
The Travelers Companies, Inc.	994,700	121,870,644
Unum Group	595,900	30,468,367
		511,190,906

TOTAL FINANCIALS		2,860,338,024

HEALTH CARE - 14.1%
Biotechnology - 4.4%
Alexion Pharmaceuticals, Inc. (a)	572,332	80,292,456
Amgen, Inc.	1,709,720	318,777,294
Biogen, Inc. (a)	461,131	144,389,339
BioMarin Pharmaceutical, Inc. (a)	249,700	23,239,579
Celgene Corp. (a)	253,200	36,921,624
Gilead Sciences, Inc.	233,800	18,942,476
Regeneron Pharmaceuticals, Inc. (a)	133,900	59,869,368
Shire PLC sponsored ADR	292,700	44,824,078
TESARO, Inc. (a)	250,345	32,319,540
Vertex Pharmaceuticals, Inc. (a)	616,730	93,767,629
Zai Lab Ltd. ADR	82,100	2,216,700
		855,560,083
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	2,816,130	150,268,697
Boston Scientific Corp. (a)	5,667,849	165,331,155
Intuitive Surgical, Inc. (a)	124,100	129,793,708
Medtronic PLC	1,843,890	143,399,325
ResMed, Inc.	458,100	35,255,376
Wright Medical Group NV (a)	1,153,900	29,851,393
		653,899,654
Health Care Providers & Services - 2.7%
Henry Schein, Inc. (a)	816,682	66,959,757
Humana, Inc.	391,400	95,356,782
UnitedHealth Group, Inc.	1,797,000	351,942,450
Universal Health Services, Inc. Class B	204,700	22,709,418
		536,968,407
Health Care Technology - 0.5%
athenahealth, Inc. (a)	6,030	749,891
Cerner Corp. (a)	1,128,200	80,463,224
Medidata Solutions, Inc. (a)	129,300	10,093,158
		91,306,273
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	1,413,100	90,721,020
Thermo Fisher Scientific, Inc.	617,813	116,890,220
		207,611,240
Pharmaceuticals - 2.1%
Allergan PLC	827,652	169,627,277
Bristol-Myers Squibb Co.	1,886,405	120,239,455
GlaxoSmithKline PLC sponsored ADR	493,100	20,019,860
Jazz Pharmaceuticals PLC (a)	372,200	54,434,250
Merck & Co., Inc.	733,000	46,933,990
		411,254,832

TOTAL HEALTH CARE		2,756,600,489

INDUSTRIALS - 9.9%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	1,610,659	36,513,640
Lockheed Martin Corp.	74,600	23,147,634
Northrop Grumman Corp.	361,305	103,954,675
Raytheon Co.	542,400	101,200,992
The Boeing Co.	9,400	2,389,574
United Technologies Corp.	364,928	42,360,842
		309,567,357
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	256,800	19,542,480
United Parcel Service, Inc. Class B	357,235	42,900,351
		62,442,831
Airlines - 1.1%
American Airlines Group, Inc.	2,521,168	119,730,268
JetBlue Airways Corp. (a)	3,832,900	71,023,637
Southwest Airlines Co.	432,473	24,209,839
		214,963,744
Building Products - 0.5%
Allegion PLC	1,168,700	101,057,489
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	229,100	17,931,657
Construction & Engineering - 0.2%
Fluor Corp.	1,067,205	44,929,331
Electrical Equipment - 2.0%
AMETEK, Inc.	1,680,504	110,980,484
Fortive Corp.	1,687,760	119,476,530
Sensata Technologies Holding BV (a)	2,198,861	105,699,248
Sunrun, Inc. (a)(b)(f)	6,120,722	33,970,007
Vivint Solar, Inc. (a)(b)	4,451,820	15,136,188
		385,262,457
Industrial Conglomerates - 1.2%
3M Co.	94,200	19,772,580
General Electric Co.	6,152,241	148,761,187
Honeywell International, Inc.	397,300	56,313,302
		224,847,069
Machinery - 0.2%
Caterpillar, Inc.	178,976	22,320,097
WABCO Holdings, Inc. (a)	70,100	10,374,800
		32,694,897
Road & Rail - 2.0%
Avis Budget Group, Inc. (a)	1,313,022	49,973,617
CSX Corp.	1,781,397	96,658,601
eHi Car Service Co. Ltd. sponsored ADR (a)	40	392
Norfolk Southern Corp.	869,100	114,929,784
Union Pacific Corp.	1,076,900	124,888,093
		386,450,487
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	3,933,969	141,898,262

TOTAL INDUSTRIALS		1,922,045,581

INFORMATION TECHNOLOGY - 21.0%
Electronic Equipment & Components - 1.1%
Dell Technologies, Inc. (a)	207,200	15,997,912
Jabil, Inc.	5,718,652	163,267,515
Samsung SDI Co. Ltd. (g)	133,154	23,081,484
		202,346,911
Internet Software & Services - 5.6%
2U, Inc. (a)	201,700	11,303,268
58.com, Inc. ADR (a)	1,455,595	91,906,268
Alphabet, Inc.:
Class A (a)	200	194,744
Class C (a)	487,536	467,600,653
Box, Inc. Class A (a)	2,002,800	38,694,096
Facebook, Inc. Class A (a)	2,003,076	342,265,596
MercadoLibre, Inc.	55,900	14,474,187
MINDBODY, Inc. (a)	1,823,083	47,126,696
New Relic, Inc. (a)	506,803	25,238,789
Twilio, Inc. Class A (a)	363,400	10,847,490
Yext, Inc. (b)	3,585,011	47,608,946
		1,097,260,733
IT Services - 1.2%
Cognizant Technology Solutions Corp. Class A	1,359,680	98,631,187
FleetCor Technologies, Inc. (a)	397,300	61,490,121
PayPal Holdings, Inc. (a)	1,188,100	76,074,043
		236,195,351
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	425,400	36,656,718
Broadcom Ltd.	122,400	29,686,896
Cavium, Inc. (a)	161,959	10,679,576
Cree, Inc. (a)	98,300	2,771,077
Integrated Device Technology, Inc. (a)	350,320	9,311,506
Micron Technology, Inc. (a)	1,800,500	70,813,665
NVIDIA Corp.	374,302	66,913,969
ON Semiconductor Corp. (a)	4,507,336	83,250,496
Qorvo, Inc. (a)	2,275,161	160,808,379
Qualcomm, Inc.	1,230,305	63,779,011
Semtech Corp. (a)	867,984	32,592,799
Silergy Corp.	494,000	11,303,790
Siltronic AG (a)	423,638	52,573,264
		631,141,146
Software - 7.1%
Activision Blizzard, Inc.	39,332	2,537,307
Adobe Systems, Inc. (a)	332,429	49,591,758
Atlassian Corp. PLC (a)	99,805	3,508,146
Autodesk, Inc. (a)	4,502,245	505,422,024
Citrix Systems, Inc. (a)	2,196,043	168,700,023
Electronic Arts, Inc. (a)	426,900	50,399,814
HubSpot, Inc. (a)	436,511	36,688,750
Microsoft Corp.	3,314,813	246,920,420
Parametric Technology Corp. (a)	1,677,335	94,400,414
Red Hat, Inc. (a)	86,600	9,600,476
Salesforce.com, Inc. (a)	1,379,057	128,831,505
Symantec Corp.	774,587	25,414,199
Zendesk, Inc. (a)	1,776,306	51,708,268
		1,373,723,104
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	3,058,262	471,339,339
HP, Inc.	2,767,500	55,239,300
Western Digital Corp.	246,200	21,271,680
		547,850,319

TOTAL INFORMATION TECHNOLOGY		4,088,517,564

MATERIALS - 2.9%
Chemicals - 2.1%
DowDuPont, Inc.	2,476,606	171,455,433
LyondellBasell Industries NV Class A	682,100	67,562,005
Monsanto Co.	139,600	16,726,872
Platform Specialty Products Corp. (a)	2,190,700	24,426,305
Sherwin-Williams Co.	153,200	54,851,728
The Scotts Miracle-Gro Co. Class A	301,600	29,357,744
W.R. Grace & Co.	511,422	36,899,097
		401,279,184
Construction Materials - 0.2%
Eagle Materials, Inc.	353,359	37,703,405
Containers & Packaging - 0.5%
Ball Corp.	1,154,942	47,699,105
WestRock Co.	1,021,440	57,946,291
		105,645,396
Metals & Mining - 0.1%
Steel Dynamics, Inc.	783,900	27,021,033

TOTAL MATERIALS		571,649,018

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Altisource Residential Corp. Class B	2,354,982	26,163,850
American Homes 4 Rent Class A	908,587	19,725,424
American Tower Corp.	779,662	106,564,202
Boston Properties, Inc.	330,700	40,636,416
Colony NorthStar, Inc.	2,044,781	25,682,449
Corporate Office Properties Trust (SBI)	515,800	16,933,714
Corrections Corp. of America	206,800	5,536,036
DDR Corp.	696,100	6,376,276
Equinix, Inc.	106,000	47,307,800
Extra Space Storage, Inc.	205,883	16,454,169
Gaming & Leisure Properties	123,600	4,559,604
General Growth Properties, Inc.	1,743,800	36,218,726
Healthcare Trust of America, Inc.	849,900	25,327,020
Omega Healthcare Investors, Inc. (b)	151,000	4,818,410
Outfront Media, Inc.	549,173	13,828,176
Pennsylvania Real Estate Investment Trust (SBI)	62,400	654,576
Prologis, Inc.	844,700	53,604,662
SBA Communications Corp. Class A (a)	138,700	19,979,735
Spirit Realty Capital, Inc.	1,694,300	14,520,151
Store Capital Corp.	1,555,300	38,680,311
Sun Communities, Inc.	160,469	13,748,984
VEREIT, Inc.	1,968,900	16,322,181
		553,642,872
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	455,089	17,238,771

TOTAL REAL ESTATE		570,881,643

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	4,911,468	192,382,202
Level 3 Communications, Inc. (a)	555,186	29,585,862
Verizon Communications, Inc.	2,863,808	141,729,858
Zayo Group Holdings, Inc. (a)	489,300	16,841,706
		380,539,628
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	219,924	13,560,514

TOTAL TELECOMMUNICATION SERVICES		394,100,142

UTILITIES - 3.0%
Electric Utilities - 1.8%
Edison International	115,926	8,946,009
Exelon Corp.	2,213,992	83,401,079
FirstEnergy Corp.	754,490	23,260,927
Great Plains Energy, Inc.	425,500	12,892,650
NextEra Energy, Inc.	985,750	144,461,663
PG&E Corp.	1,244,034	84,706,275
		357,668,603
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	947,500	24,246,525
NRG Yield, Inc. Class C	481,627	9,295,401
		33,541,926
Multi-Utilities - 1.0%
Dominion Resources, Inc.	996,835	76,686,517
Public Service Enterprise Group, Inc.	265,300	12,270,125
SCANA Corp.	110,000	5,333,900
Sempra Energy	895,450	102,197,709
		196,488,251

TOTAL UTILITIES		587,698,780

TOTAL COMMON STOCKS
(Cost $14,378,371,347)		19,165,642,061

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)
(Cost $5,014,998)	299,866	3,238,553
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.99% to 1.02% 10/12/17 to 12/14/17 (h)
(Cost $4,896,280)	4,900,000	4,896,633
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.09% (i)	380,085,713	$380,161,730
Fidelity Securities Lending Cash Central Fund 1.10% (i)(j)	61,944,972	61,957,361
TOTAL MONEY MARKET FUNDS
(Cost $442,084,242)		442,119,091
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $14,830,366,867)		19,615,896,338
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(88,404,489)
NET ASSETS - 100%		$19,527,491,849

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	696	Dec. 2017	$87,560,280	$1,522,049	$1,522,049

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,016,100 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated company

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,306,541.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Centennial Resource Development, Inc. Class A	12/28/16	$5,816,000
Extraction Oil & Gas, Inc.	12/12/16	$10,800,003
MongoDB, Inc. Series F, 8.00%	10/2/13	$5,014,998
Weinstein Co. Holdings LLC Class A-1	10/19/05	$11,499,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,489,588
Fidelity Securities Lending Cash Central Fund	3,693,704
Total	$6,183,292

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
MDC Partners, Inc. Class A	$21,263,743	$--	$7,103,819	$--	$(8,285,536)	$21,943,215	$--
Sunrun, Inc.	32,490,945	12,873	--	--	--	1,466,189	33,970,007
Total	$53,754,688	$12,873	$7,103,819	$--	$(8,285,536)	$23,409,404	$33,970,007

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,637,652,076	$2,622,479,563	$14,690,475	$482,038
Consumer Staples	1,577,969,904	1,525,330,079	52,639,825	--
Energy	1,198,188,840	1,198,188,840	--	--
Financials	2,860,338,024	2,845,826,719	14,511,305	--
Health Care	2,756,600,489	2,756,600,489	--	--
Industrials	1,922,045,581	1,922,045,581	--	--
Information Technology	4,091,756,117	4,088,517,564	3,238,553	--
Materials	571,649,018	571,649,018	--	--
Real Estate	570,881,643	570,881,643	--	--
Telecommunication Services	394,100,142	394,100,142	--	--
Utilities	587,698,780	587,698,780	--	--
U.S. Government and Government Agency Obligations	4,896,633	--	4,896,633	--
Money Market Funds	442,119,091	442,119,091	--	--
Total Investments in Securities:	$19,615,896,338	$19,525,437,509	$89,976,791	$482,038
Derivative Instruments:
Assets
Futures Contracts	$1,522,049	$1,522,049	$--	$--
Total Assets	$1,522,049	$1,522,049	$--	$--
Total Derivative Instruments:	$1,522,049	$1,522,049	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

September 30, 2017

VIPCAP-QTLY-1117
1.822576.112

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 1.8%
Amcor Ltd.	137,173	$1,636,573
CSL Ltd.	19,641	2,063,841
realestate.com.au Ltd.	26,100	1,371,680

TOTAL AUSTRALIA		5,072,094

Bermuda - 1.5%
Credicorp Ltd. (United States)	7,500	1,537,650
Hiscox Ltd.	85,600	1,468,211
IHS Markit Ltd. (a)	31,700	1,397,336

TOTAL BERMUDA		4,403,197

Brazil - 0.6%
BM&F BOVESPA SA	213,900	1,617,513
Canada - 4.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	37,500	1,710,078
Brookfield Asset Management, Inc. Class A	46,800	1,932,387
Canadian National Railway Co.	27,700	2,295,032
CCL Industries, Inc. Class B	32,000	1,548,515
Constellation Software, Inc.	2,950	1,609,443
Descartes Systems Group, Inc. (a)	52,500	1,431,837
Restaurant Brands International, Inc.	25,400	1,622,832
Waste Connection, Inc. (Canada)	20,750	1,451,128

TOTAL CANADA		13,601,252

Cayman Islands - 5.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	23,930	4,132,950
Baidu.com, Inc. sponsored ADR (a)	9,300	2,303,517
Ctrip.com International Ltd. ADR (a)	32,100	1,692,954
NetEase, Inc. ADR	6,500	1,714,765
New Oriental Education & Technology Group, Inc. sponsored ADR	18,400	1,623,984
Tencent Holdings Ltd.	106,350	4,649,700

TOTAL CAYMAN ISLANDS		16,117,870

Denmark - 0.6%
DSV de Sammensluttede Vognmaend A/S	21,200	1,603,742
France - 8.1%
ALTEN	16,663	1,506,788
Dassault Systemes SA	14,400	1,456,687
Eiffage SA	14,600	1,511,603
Elis SA	53,900	1,443,223
Kering SA	4,680	1,864,322
L'Oreal SA	9,840	2,086,509
Legrand SA	23,200	1,674,818
LVMH Moet Hennessy - Louis Vuitton SA	9,266	2,561,467
Orpea	11,300	1,338,218
Rubis	23,100	1,472,391
Sartorius Stedim Biotech	19,100	1,322,853
SR Teleperformance SA	9,700	1,447,958
Thales SA	14,400	1,630,114
VINCI SA	20,960	1,991,719

TOTAL FRANCE		23,308,670

Germany - 7.7%
adidas AG	9,063	2,050,193
CTS Eventim AG	31,550	1,377,081
Deutsche Post AG	44,683	1,989,120
Deutsche Wohnen AG (Bearer)	38,400	1,630,228
Henkel AG & Co. KGaA	15,648	1,903,996
KION Group AG	15,400	1,473,756
Nemetschek Se	17,600	1,430,515
Rheinmetall AG	13,000	1,465,178
SAP SE	26,746	2,932,572
Symrise AG	20,300	1,542,002
United Internet AG	23,170	1,442,348
Vonovia SE	38,800	1,650,878
Wirecard AG	16,100	1,473,003

TOTAL GERMANY		22,360,870

Hong Kong - 1.4%
AIA Group Ltd.	357,000	2,632,393
Techtronic Industries Co. Ltd.	293,000	1,564,097

TOTAL HONG KONG		4,196,490

India - 6.2%
Adani Ports & Special Economic Zone Ltd.	259,781	1,498,584
Asian Paints Ltd.	79,273	1,373,653
Godrej Consumer Products Ltd.	99,739	1,403,692
HDFC Bank Ltd.	52,416	1,454,157
Housing Development Finance Corp. Ltd.	72,334	1,929,516
IndusInd Bank Ltd.	56,890	1,465,325
Kotak Mahindra Bank Ltd. (a)	88,848	1,363,465
LIC Housing Finance Ltd.	154,947	1,488,379
Maruti Suzuki India Ltd.	13,274	1,621,538
PC Jeweller Ltd.	286,096	1,449,097
Power Grid Corp. of India Ltd.	441,894	1,427,647
Vakrangee Ltd. (a)	180,199	1,363,012

TOTAL INDIA		17,838,065

Indonesia - 1.7%
PT Bank Central Asia Tbk	1,128,900	1,701,438
PT Bank Rakyat Indonesia Tbk	1,348,000	1,528,747
PT Telkomunikasi Indonesia Tbk Series B	4,485,700	1,560,034

TOTAL INDONESIA		4,790,219

Ireland - 2.1%
DCC PLC (United Kingdom)	16,260	1,578,570
James Hardie Industries PLC CDI	113,062	1,571,513
Kerry Group PLC Class A	15,930	1,530,501
Kingspan Group PLC (Ireland)	35,000	1,488,367

TOTAL IRELAND		6,168,951

Israel - 1.6%
Check Point Software Technologies Ltd. (a)	14,600	1,664,692
Elbit Systems Ltd.	10,100	1,485,508
Frutarom Industries Ltd.	17,900	1,376,884

TOTAL ISRAEL		4,527,084

Italy - 2.0%
Amplifon SpA	96,000	1,459,126
Davide Campari-Milano SpA	178,800	1,297,528
Industria Macchine Automatiche SpA (IMA)	15,320	1,454,874
Interpump Group SpA	46,800	1,455,836

TOTAL ITALY		5,667,364

Japan - 10.7%
Benefit One, Inc.	71,600	1,410,684
Cosmos Pharmaceutical Corp.	6,200	1,384,084
Daikin Industries Ltd.	18,200	1,843,048
Daito Trust Construction Co. Ltd.	8,500	1,548,545
Fanuc Corp.	9,200	1,865,333
Hoya Corp.	32,600	1,760,009
Kansai Paint Co. Ltd.	58,500	1,472,313
Kao Corp.	32,800	1,929,669
Keyence Corp.	3,948	2,096,361
Makita Corp.	36,800	1,483,119
Misumi Group, Inc.	57,000	1,500,920
Nidec Corp.	15,200	1,866,821
Nippon Paint Holdings Co. Ltd.	43,100	1,465,074
Nitori Holdings Co. Ltd.	10,500	1,501,400
Recruit Holdings Co. Ltd.	80,500	1,743,421
Relo Holdings Corp.	64,200	1,466,287
SMC Corp.	4,500	1,587,247
Sundrug Co. Ltd.	35,000	1,449,456
Tsuruha Holdings, Inc.	12,500	1,494,112

TOTAL JAPAN		30,867,903

Kenya - 0.5%
Safaricom Ltd.	5,515,900	1,323,495
Luxembourg - 0.5%
Eurofins Scientific SA	2,340	1,478,514
Mexico - 1.4%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	134,000	1,371,642
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	72,335	1,376,748
Grupo Aeroportuario Norte S.A.B. de CV	234,300	1,298,107

TOTAL MEXICO		4,046,497

Netherlands - 3.6%
ASML Holding NV (Netherlands)	13,200	2,255,585
Heineken NV (Bearer)	19,300	1,908,113
IMCD Group BV	21,700	1,330,578
RELX NV	93,087	1,980,285
Wolters Kluwer NV	33,800	1,561,776
Yandex NV Series A (a)	45,200	1,489,340

TOTAL NETHERLANDS		10,525,677

Philippines - 1.5%
Ayala Land, Inc.	1,694,400	1,448,419
SM Investments Corp.	85,673	1,486,598
SM Prime Holdings, Inc.	2,172,100	1,470,476

TOTAL PHILIPPINES		4,405,493

Russia - 0.7%
Sberbank of Russia	591,210	1,976,867
South Africa - 1.9%
Capitec Bank Holdings Ltd.	20,709	1,314,042
FirstRand Ltd.	405,300	1,557,585
Naspers Ltd. Class N	12,590	2,715,376

TOTAL SOUTH AFRICA		5,587,003

Spain - 1.2%
Amadeus IT Holding SA Class A	27,730	1,802,247
Grifols SA	55,400	1,614,014

TOTAL SPAIN		3,416,261

Sweden - 1.7%
ASSA ABLOY AB (B Shares)	75,380	1,725,855
Hexagon AB (B Shares)	32,200	1,595,985
Indutrade AB	55,300	1,459,069

TOTAL SWEDEN		4,780,909

Switzerland - 3.5%
Compagnie Financiere Richemont SA Series A	22,480	2,057,729
Kaba Holding AG (B Shares) (Reg.)	1,420	1,448,082
Lonza Group AG	6,491	1,702,601
Partners Group Holding AG	2,330	1,580,844
Schindler Holding AG (participation certificate)	7,066	1,560,817
Sika AG	224	1,666,670

TOTAL SWITZERLAND		10,016,743

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	103,300	3,878,915
Thailand - 0.5%
Airports of Thailand PCL (For. Reg.)	874,400	1,547,843
Turkey - 0.5%
Koc Holding A/S	316,000	1,450,091
United Kingdom - 12.5%
Ashtead Group PLC	65,900	1,588,625
British American Tobacco PLC (United Kingdom)	54,800	3,430,686
Bunzl PLC	53,158	1,614,823
Compass Group PLC	94,101	1,996,089
Cranswick PLC	34,971	1,383,341
Diageo PLC	72,951	2,399,031
Halma PLC	99,500	1,493,296
InterContinental Hotel Group PLC	30,559	1,616,669
Intertek Group PLC	23,200	1,548,804
London Stock Exchange Group PLC	31,800	1,632,040
Micro Focus International PLC	48,500	1,551,311
Mondi PLC	56,900	1,528,732
Prudential PLC	95,137	2,276,677
Reckitt Benckiser Group PLC	24,630	2,250,396
Rentokil Initial PLC	359,100	1,446,469
Rightmove PLC	24,936	1,351,606
Sage Group PLC	167,500	1,567,783
St. James's Place Capital PLC	104,900	1,610,886
Unilever PLC	65,300	3,779,524

TOTAL UNITED KINGDOM		36,066,788

United States of America - 10.5%
A.O. Smith Corp.	25,026	1,487,295
Adobe Systems, Inc. (a)	9,800	1,461,964
Alphabet, Inc. Class C (a)	1,589	1,524,026
Amazon.com, Inc. (a)	1,572	1,511,242
American Tower Corp.	10,400	1,421,472
Amphenol Corp. Class A	17,388	1,471,720
Cintas Corp.	9,900	1,428,372
Constellation Brands, Inc. Class A (sub. vtg.)	7,200	1,436,040
Equinix, Inc.	3,300	1,472,790
Facebook, Inc. Class A (a)	8,870	1,515,617
Fiserv, Inc. (a)	11,016	1,420,623
Home Depot, Inc.	8,800	1,439,328
MasterCard, Inc. Class A	10,320	1,457,184
Moody's Corp.	9,800	1,364,258
MSCI, Inc.	12,000	1,402,800
Northrop Grumman Corp.	5,000	1,438,600
PayPal Holdings, Inc. (a)	21,900	1,402,257
Priceline Group, Inc. (a)	800	1,464,656
S&P Global, Inc.	8,911	1,392,878
Sherwin-Williams Co.	3,990	1,428,580
Visa, Inc. Class A	13,080	1,376,539

TOTAL UNITED STATES OF AMERICA		30,318,241

TOTAL COMMON STOCKS
(Cost $225,325,888)		282,960,621

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.7%
Itau Unibanco Holding SA sponsored ADR
(Cost $1,567,946)	148,100	2,028,970

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.09%(b)
(Cost $3,247,549)	3,246,900	3,247,549
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $230,141,383)		288,237,140
NET OTHER ASSETS (LIABILITIES) - 0.1%		412,695
NET ASSETS - 100%		$288,649,835

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,412
Fidelity Securities Lending Cash Central Fund	26,883
Total	$51,295

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$33,101,734	$28,482,538	$4,619,196	$--
Consumer Staples	32,776,756	18,830,610	13,946,146	--
Financials	38,257,028	32,549,327	5,707,701	--
Health Care	12,739,176	12,739,176	--	--
Industrials	73,787,538	68,216,065	5,571,473	--
Information Technology	59,824,188	49,986,331	9,837,857	--
Materials	16,610,509	16,610,509	--	--
Real Estate	12,109,095	12,109,095	--	--
Telecommunication Services	2,883,529	1,323,495	1,560,034	--
Utilities	2,900,038	2,900,038	--	--
Money Market Funds	3,247,549	3,247,549	--	--
Total Investments in Securities:	$288,237,140	$246,994,733	$41,242,407	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,376,273
Level 2 to Level 1	$6,111,719

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

September 30, 2017

VDSC-QTLY-1117
1.837324.111

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 2.2%
American Axle & Manufacturing Holdings, Inc. (a)	96,757	$1,700,988
Cooper Tire & Rubber Co. (b)	22,644	846,886
Cooper-Standard Holding, Inc. (a)	15,666	1,816,786
Tenneco, Inc.	32,446	1,968,499
Tower International, Inc.	486	13,219
		6,346,378
Diversified Consumer Services - 0.6%
Capella Education Co.	11,369	797,535
K12, Inc. (a)	60,138	1,072,862
		1,870,397
Hotels, Restaurants & Leisure - 0.1%
Brinker International, Inc. (b)	4,538	144,581
Century Casinos, Inc. (a)	536	4,401
		148,982
Household Durables - 3.1%
Bassett Furniture Industries, Inc.	3,135	118,190
Ethan Allen Interiors, Inc.	1,541	49,928
Flexsteel Industries, Inc.	21,642	1,097,249
iRobot Corp. (a)	9,954	767,055
KB Home (b)	76,512	1,845,469
La-Z-Boy, Inc.	63,736	1,714,498
M.D.C. Holdings, Inc.	49,915	1,657,677
New Home Co. LLC (a)	6,119	68,288
Taylor Morrison Home Corp. (a)	76,593	1,688,876
		9,007,230
Internet & Direct Marketing Retail - 0.0%
Shutterfly, Inc. (a)	187	9,066
Leisure Products - 0.5%
Callaway Golf Co.	29,181	421,082
Johnson Outdoors, Inc. Class A	5,173	379,077
MCBC Holdings, Inc. (a)	24,672	502,815
Nautilus, Inc. (a)	2,557	43,213
		1,346,187
Media - 0.8%
A.H. Belo Corp. Class A	4,519	20,787
MSG Network, Inc. Class A (a)	14,616	309,859
Saga Communications, Inc. Class A	335	15,276
Sinclair Broadcast Group, Inc. Class A (b)	59,820	1,917,231
The McClatchy Co. Class A (a)	1,899	14,034
Time, Inc.	3,192	43,092
		2,320,279
Multiline Retail - 0.6%
Big Lots, Inc. (b)	29,767	1,594,618
Dillard's, Inc. Class A (b)	3,438	192,769
		1,787,387
Specialty Retail - 3.8%
Aaron's, Inc. Class A	41,716	1,820,069
American Eagle Outfitters, Inc. (b)	56,382	806,263
Ascena Retail Group, Inc. (a)	100	245
Big 5 Sporting Goods Corp. (b)	142,831	1,092,657
Caleres, Inc.	23,447	715,602
Chico's FAS, Inc.	148,050	1,325,048
DSW, Inc. Class A (b)	53,822	1,156,097
Hibbett Sports, Inc. (a)	24,301	346,289
Office Depot, Inc.	341,341	1,549,688
Pier 1 Imports, Inc. (b)	208,802	874,880
Select Comfort Corp. (a)	11,321	351,517
Shoe Carnival, Inc. (b)	19,874	444,780
Tailored Brands, Inc. (b)	14,130	204,037
The Children's Place Retail Stores, Inc. (b)	2,364	279,307
Vitamin Shoppe, Inc. (a)	3,104	16,606
		10,983,085
Textiles, Apparel & Luxury Goods - 0.3%
Movado Group, Inc. (b)	27,189	761,292
Oxford Industries, Inc.	568	36,091
Vera Bradley, Inc. (a)	1,159	10,211
		807,594

TOTAL CONSUMER DISCRETIONARY		34,626,585

CONSUMER STAPLES - 4.3%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	557	87,003
National Beverage Corp. (b)	6,879	853,340
		940,343
Food & Staples Retailing - 1.2%
Ingles Markets, Inc. Class A	13,311	342,093
SpartanNash Co.	58,627	1,545,994
United Natural Foods, Inc. (a)(b)	40,809	1,697,246
Village Super Market, Inc. Class A (b)	369	9,129
		3,594,462
Food Products - 1.9%
Dean Foods Co. (b)	86,589	942,088
Fresh Del Monte Produce, Inc.	27,529	1,251,468
Omega Protein Corp.	73,302	1,220,478
Sanderson Farms, Inc. (b)	11,903	1,922,573
Seneca Foods Corp. Class A (a)	4,258	146,901
		5,483,508
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	30,837	1,146,828
Personal Products - 0.1%
MediFast, Inc.	3,942	234,037
Tobacco - 0.4%
Universal Corp.	19,200	1,100,160

TOTAL CONSUMER STAPLES		12,499,338

ENERGY - 2.0%
Energy Equipment & Services - 0.9%
Archrock, Inc.	44,080	553,204
Exterran Corp. (a)	1,872	59,174
McDermott International, Inc. (a)	248,818	1,808,907
Natural Gas Services Group, Inc. (a)	902	25,617
PHI, Inc. (non-vtg.) (a)	3,802	44,712
		2,491,614
Oil, Gas & Consumable Fuels - 1.1%
Adams Resources & Energy, Inc.	224	9,296
Arch Coal, Inc.	9	646
Bill Barrett Corp. (a)	1,337	5,736
Bonanza Creek Energy, Inc.	4,756	156,900
CVR Energy, Inc. (b)	30,489	789,665
Delek U.S. Holdings, Inc.	7,263	194,140
Evolution Petroleum Corp.	5,119	36,857
Golar LNG Ltd. (b)	4,922	111,286
International Seaways, Inc.	14,297	281,651
Navios Maritime Acquisition Corp.	14,834	18,097
Overseas Shipholding Group, Inc. (a)	87,936	231,272
Par Pacific Holdings, Inc. (a)	2,928	60,902
Penn Virginia Corp. (b)	6,805	272,064
Teekay Tankers Ltd. (b)	78,370	126,959
Ultra Petroleum Corp.	49,895	432,590
W&T Offshore, Inc. (a)	173,903	530,404
		3,258,465

TOTAL ENERGY		5,750,079

FINANCIALS - 16.6%
Banks - 7.1%
Arrow Financial Corp.	435	14,942
BancFirst Corp.	21,012	1,192,431
Banco Latinoamericano de Comercio Exterior SA Series E	36,880	1,085,747
Berkshire Hills Bancorp, Inc.	3,871	150,001
Brookline Bancorp, Inc., Delaware	13,626	211,203
Capital City Bank Group, Inc.	342	8,211
Cathay General Bancorp	48,707	1,958,021
Community Trust Bancorp, Inc.	4,587	213,296
Customers Bancorp, Inc. (a)	11,609	378,686
Fidelity Southern Corp.	19,367	457,836
First Bancorp, Puerto Rico (a)	292,040	1,495,245
First Busey Corp.	7,975	250,096
First Commonwealth Financial Corp.	8,369	118,254
First Connecticut Bancorp, Inc.	202	5,404
First Financial Bancorp, Ohio	12,848	335,975
First Internet Bancorp	404	13,049
First Interstate Bancsystem, Inc.	14,001	535,538
Fulton Financial Corp.	101,582	1,904,663
Great Southern Bancorp, Inc.	7,989	444,588
Great Western Bancorp, Inc.	9,488	391,665
Hancock Holding Co.	1,118	54,167
Heritage Commerce Corp.	6,593	93,818
Hilltop Holdings, Inc.	11,129	289,354
Hope Bancorp, Inc.	2,796	49,517
IBERIABANK Corp.	19,753	1,622,709
International Bancshares Corp.	41,280	1,655,328
LegacyTexas Financial Group, Inc.	7,162	285,907
Midland States Bancorp, Inc.	354	11,215
Northeast Bancorp	180	4,707
OFG Bancorp	5,802	53,088
Peapack-Gladstone Financial Corp.	4,605	155,373
Peoples Bancorp, Inc.	380	12,764
Republic Bancorp, Inc., Kentucky Class A	648	25,201
Sandy Spring Bancorp, Inc.	14,999	621,559
The Bank of NT Butterfield & Son Ltd.	2,088	76,504
Umpqua Holdings Corp.	109,349	2,133,399
Union Bankshares Corp.	484	17,085
Valley National Bancorp	13,679	164,832
Wintrust Financial Corp.	27,484	2,152,272
		20,643,650
Capital Markets - 3.3%
Artisan Partners Asset Management, Inc.	27,682	902,433
B. Riley Financial, Inc.	445	7,587
Diamond Hill Investment Group, Inc.	1,160	246,326
Evercore, Inc. Class A	24,494	1,965,644
Financial Engines, Inc. (b)	45,995	1,598,326
GAMCO Investors, Inc. Class A	1,272	37,855
Houlihan Lokey	9,555	373,887
INTL FCStone, Inc. (a)	28,672	1,098,711
Manning & Napier, Inc. Class A	10,643	42,040
Moelis & Co. Class A	12,303	529,644
OM Asset Management Ltd.	10,677	159,301
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,840	49,274
Piper Jaffray Companies	14,062	834,580
Vector Capital Corp. rights (a)(c)	5,673	0
Waddell & Reed Financial, Inc. Class A (b)	86,533	1,736,717
		9,582,325
Consumer Finance - 1.0%
Enova International, Inc. (a)	44,354	596,561
EZCORP, Inc. (non-vtg.) Class A (a)	5,005	47,548
Nelnet, Inc. Class A	32,724	1,652,562
Regional Management Corp. (a)	5,323	128,870
World Acceptance Corp. (a)	4,507	373,585
		2,799,126
Diversified Financial Services - 0.7%
Cotiviti Holdings, Inc. (a)	44,852	1,613,775
Marlin Business Services Corp.	13,589	390,684
		2,004,459
Insurance - 1.1%
CNO Financial Group, Inc.	3,439	80,266
EMC Insurance Group	835	23,505
Federated National Holding Co.	27,189	424,420
Health Insurance Innovations, Inc. (a)(b)	43,212	626,574
Investors Title Co.	16	2,865
National General Holdings Corp.	2,637	50,393
Selective Insurance Group, Inc.	11,305	608,774
Stewart Information Services Corp.	1,342	50,674
Third Point Reinsurance Ltd. (a)	1,016	15,850
United Insurance Holdings Corp.	6,792	110,710
Universal Insurance Holdings, Inc. (b)	52,909	1,216,907
		3,210,938
Mortgage Real Estate Investment Trusts - 1.3%
American Capital Mortgage Investment Corp.	17,014	330,072
Apollo Commercial Real Estate Finance, Inc. (b)	85,772	1,553,331
Cherry Hill Mortgage Investment Corp.	13,296	240,658
MFA Financial, Inc.	161,676	1,416,282
Redwood Trust, Inc.	10,339	168,422
ZAIS Financial Corp. (b)	719	11,288
		3,720,053
Real Estate Management & Development - 0.2%
The RMR Group, Inc.	11,175	573,836
Thrifts & Mortgage Finance - 1.9%
Dime Community Bancshares, Inc.	1,427	30,681
Essent Group Ltd. (a)	46,429	1,880,375
Farmer Mac Class C (non-vtg.)	2,029	147,589
First Defiance Financial Corp.	379	19,894
Hingham Institution for Savings	170	32,346
NMI Holdings, Inc. (a)	2,641	32,748
Northwest Bancshares, Inc.	75,160	1,298,013
Trustco Bank Corp., New York	8,290	73,781
Walker & Dunlop, Inc. (a)	32,698	1,711,086
Waterstone Financial, Inc.	9,651	188,195
		5,414,708

TOTAL FINANCIALS		47,949,095

HEALTH CARE - 16.1%
Biotechnology - 4.6%
Acceleron Pharma, Inc. (a)	504	18,809
Achaogen, Inc. (a)	1,758	28,040
Acorda Therapeutics, Inc. (a)(b)	6,228	147,292
Akebia Therapeutics, Inc. (a)	13,998	275,341
AMAG Pharmaceuticals, Inc. (a)(b)	14,001	258,318
Amicus Therapeutics, Inc. (a)	13,315	200,790
Applied Genetic Technologies Corp. (a)	11,338	44,785
Array BioPharma, Inc. (a)(b)	38,969	479,319
Axovant Sciences Ltd. (a)	5,840	40,179
Biohaven Pharmaceutical Holding Co. Ltd.	1,568	58,612
Biospecifics Technologies Corp. (a)	2,848	132,489
bluebird bio, Inc. (a)(b)	5,282	725,483
Blueprint Medicines Corp. (a)	3,257	226,915
Calithera Biosciences, Inc. (a)	13,394	210,956
Catalyst Pharmaceutical Partners, Inc. (a)	1,088	2,742
ChemoCentryx, Inc. (a)	9,483	70,364
Clovis Oncology, Inc. (a)	4,212	347,069
Conatus Pharmaceuticals, Inc. (a)(b)	28,716	157,651
Cytokinetics, Inc. (a)	1,027	14,892
CytomX Therapeutics, Inc. (a)	11,580	210,409
Dyax Corp. rights 12/31/19 (a)(c)	11,419	38,025
Dynavax Technologies Corp. (a)(b)	1,738	37,367
Eagle Pharmaceuticals, Inc. (a)(b)	4,149	247,446
Emergent BioSolutions, Inc. (a)	10,603	428,891
Epizyme, Inc. (a)	9,777	186,252
Esperion Therapeutics, Inc. (a)	1,077	53,979
Exact Sciences Corp. (a)	13,136	618,968
FibroGen, Inc. (a)	12,824	689,931
Five Prime Therapeutics, Inc. (a)	76	3,109
Genomic Health, Inc. (a)	8,285	265,866
Global Blood Therapeutics, Inc. (a)	211	6,552
Halozyme Therapeutics, Inc. (a)	8,236	143,059
Ignyta, Inc. (a)	2,716	33,543
ImmunoGen, Inc. (a)	25,820	197,523
Immunomedics, Inc. (a)(b)	6,595	92,198
Insmed, Inc. (a)	5,612	175,151
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	9,784	154,294
Jounce Therapeutics, Inc.	630	9,815
Kite Pharma, Inc. (a)	5,166	928,898
Ligand Pharmaceuticals, Inc. Class B (a)	1,793	244,117
Loxo Oncology, Inc. (a)	4,921	453,323
Madrigal Pharmaceuticals, Inc. (a)	839	37,738
MiMedx Group, Inc. (a)(b)	30,323	360,237
Momenta Pharmaceuticals, Inc. (a)	18,145	335,683
Myriad Genetics, Inc. (a)(b)	16,609	600,914
PDL BioPharma, Inc. (a)	97,483	330,467
Pfenex, Inc. (a)	5,170	15,613
PharmAthene, Inc.	19,837	46,022
Pieris Pharmaceuticals, Inc. (a)	1,595	9,187
Portola Pharmaceuticals, Inc. (a)	10,210	551,646
Prothena Corp. PLC (a)(b)	3,201	207,329
PTC Therapeutics, Inc. (a)(b)	9,619	192,476
Puma Biotechnology, Inc. (a)	5,265	630,484
Radius Health, Inc. (a)(b)	1,543	59,483
Repligen Corp. (a)	1,433	54,913
Sage Therapeutics, Inc. (a)	2,512	156,498
Sangamo Therapeutics, Inc. (a)	22,893	343,395
Sarepta Therapeutics, Inc. (a)(b)	5,123	232,379
Spark Therapeutics, Inc. (a)(b)	2,081	185,542
Spectrum Pharmaceuticals, Inc. (a)	264	3,714
Ultragenyx Pharmaceutical, Inc. (a)	2,812	149,767
Vanda Pharmaceuticals, Inc. (a)	7,348	131,529
Veracyte, Inc. (a)	474	4,157
Versartis, Inc. (a)	8,916	21,844
		13,319,779
Health Care Equipment & Supplies - 4.0%
Analogic Corp.	1,395	116,831
Angiodynamics, Inc. (a)	22,016	376,253
Cantel Medical Corp.	1,478	139,183
Cutera, Inc. (a)	10,431	431,322
Exactech, Inc. (a)	8,030	264,589
Fonar Corp. (a)	2,992	91,256
Globus Medical, Inc. (a)	23,997	713,191
Haemonetics Corp. (a)	12,836	575,951
Halyard Health, Inc. (a)	21,162	952,925
Inogen, Inc. (a)	2,520	239,652
Integer Holdings Corp. (a)	5,641	288,537
Lantheus Holdings, Inc. (a)	37,378	665,328
LeMaitre Vascular, Inc.	207	7,746
Masimo Corp. (a)	22,751	1,969,327
Meridian Bioscience, Inc.	41,535	593,951
Merit Medical Systems, Inc. (a)	31,266	1,324,115
OraSure Technologies, Inc. (a)	21,704	488,340
Orthofix International NV (a)	21,392	1,010,772
Quidel Corp. (a)	26,935	1,181,369
SurModics, Inc. (a)	8,429	261,299
		11,691,937
Health Care Providers & Services - 4.8%
Amedisys, Inc. (a)	7,216	403,807
AMN Healthcare Services, Inc. (a)(b)	17,636	805,965
Chemed Corp. (b)	9,725	1,964,936
Civitas Solutions, Inc. (a)	1,122	20,701
Corvel Corp. (a)	12,242	665,965
Cross Country Healthcare, Inc. (a)	1,958	27,862
HealthEquity, Inc. (a)	7,128	360,534
HealthSouth Corp.	44,922	2,082,135
LHC Group, Inc. (a)	4,256	301,836
Magellan Health Services, Inc. (a)	21,153	1,825,504
Molina Healthcare, Inc. (a)(b)	27,854	1,915,241
National Healthcare Corp.	8,605	538,415
National Research Corp. Class A	168	6,334
Owens & Minor, Inc. (b)	57,767	1,686,796
RadNet, Inc. (a)	28,168	325,340
Tivity Health, Inc. (a)	2,134	87,067
Triple-S Management Corp. (a)	32,876	778,504
		13,796,942
Health Care Technology - 0.8%
HMS Holdings Corp. (a)	39,145	777,420
Quality Systems, Inc. (a)	89,065	1,400,992
		2,178,412
Life Sciences Tools & Services - 0.7%
Cambrex Corp. (a)	3,340	183,700
INC Research Holdings, Inc. Class A (a)	10,570	552,811
Luminex Corp.	12,937	263,009
Medpace Holdings, Inc. (a)	2,862	91,298
PAREXEL International Corp. (a)	3,725	328,098
PRA Health Sciences, Inc. (a)	8,710	663,441
		2,082,357
Pharmaceuticals - 1.2%
Aerie Pharmaceuticals, Inc. (a)	535	26,001
Avexis, Inc. (a)	1,882	182,046
Catalent, Inc. (a)	14,621	583,670
Corcept Therapeutics, Inc. (a)	27,107	523,165
Horizon Pharma PLC (a)	13,005	164,903
Impax Laboratories, Inc. (a)	3,425	69,528
Innoviva, Inc. (a)(b)	18,994	268,195
Mersana Therapeutics, Inc.	1,761	30,448
Nektar Therapeutics (a)	13,762	330,288
Pacira Pharmaceuticals, Inc. (a)	1,832	68,792
Phibro Animal Health Corp. Class A	6,306	233,637
Prestige Brands Holdings, Inc. (a)	10,220	511,920
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	8,887	104,867
Supernus Pharmaceuticals, Inc. (a)	2,927	117,080
The Medicines Company (a)(b)	5,409	200,349
Theravance Biopharma, Inc. (a)(b)	255	8,731
		3,423,620

TOTAL HEALTH CARE		46,493,047

INDUSTRIALS - 14.2%
Aerospace & Defense - 2.0%
AAR Corp.	120	4,534
Astronics Corp. (a)	40,305	1,199,074
Astronics Corp. Class B	7,789	233,748
Curtiss-Wright Corp.	14,490	1,514,785
DigitalGlobe, Inc. (a)	285	10,046
Esterline Technologies Corp. (a)	842	75,906
KLX, Inc. (a)	17,119	906,109
Moog, Inc. Class A (a)	22,546	1,881,013
Vectrus, Inc. (a)	2,277	70,223
		5,895,438
Airlines - 0.6%
Hawaiian Holdings, Inc. (a)	43,577	1,636,316
Building Products - 0.1%
Universal Forest Products, Inc.	3,155	309,695
Commercial Services & Supplies - 5.4%
ARC Document Solutions, Inc. (a)	8,508	34,798
Brady Corp. Class A	43,402	1,647,106
Casella Waste Systems, Inc. Class A (a)	1,653	31,076
Deluxe Corp.	25,747	1,878,501
Ennis, Inc.	13,100	257,415
Essendant, Inc.	62,142	818,410
Herman Miller, Inc.	51,108	1,834,777
Kimball International, Inc. Class B	82,270	1,626,478
Knoll, Inc.	51,070	1,021,400
LSC Communications, Inc.	37,456	618,399
Msa Safety, Inc.	18,586	1,477,773
NL Industries, Inc. (a)	1,199	10,971
Quad/Graphics, Inc.	72,110	1,630,407
SP Plus Corp. (a)	2,282	90,139
Steelcase, Inc. Class A	112,592	1,733,917
The Brink's Co.	9,906	834,581
VSE Corp.	2,539	144,368
		15,690,516
Construction & Engineering - 1.4%
Argan, Inc.	25,137	1,690,463
EMCOR Group, Inc.	29,238	2,028,532
Primoris Services Corp.	7,702	226,593
		3,945,588
Electrical Equipment - 0.4%
Allied Motion Technologies, Inc.	2,383	60,385
EnerSys	13,474	931,997
Preformed Line Products Co.	405	27,257
		1,019,639
Machinery - 1.7%
Alamo Group, Inc.	7,346	788,740
Global Brass & Copper Holdings, Inc.	25,990	878,462
Greenbrier Companies, Inc. (b)	22,439	1,080,438
Hurco Companies, Inc.	7,078	294,445
Kadant, Inc.	807	79,530
Miller Industries, Inc.	267	7,463
Spartan Motors, Inc.	2,755	30,443
Wabash National Corp. (b)	72,361	1,651,278
		4,810,799
Marine - 0.2%
Costamare, Inc. (b)	112,132	692,976
Professional Services - 1.8%
Barrett Business Services, Inc.	2,834	160,206
ICF International, Inc. (a)	313	16,886
Insperity, Inc.	17,267	1,519,496
Kelly Services, Inc. Class A (non-vtg.)	24,472	614,002
Kforce, Inc.	17,225	347,945
Resources Connection, Inc.	62,096	863,134
RPX Corp. (a)	118,084	1,568,156
TrueBlue, Inc. (a)	9,553	214,465
		5,304,290
Road & Rail - 0.1%
Roadrunner Transportation Systems, Inc. (a)	14,811	141,149
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	3,008	197,926
Rush Enterprises, Inc. Class A (a)	29,402	1,361,019
		1,558,945

TOTAL INDUSTRIALS		41,005,351

INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 2.2%
ADTRAN, Inc.	24,849	596,376
Ciena Corp. (a)	24,288	533,607
Communications Systems, Inc.	2,778	11,612
Digi International, Inc. (a)	2,980	31,588
Extreme Networks, Inc. (a)	67,195	798,949
InterDigital, Inc.	23,236	1,713,655
NETGEAR, Inc. (a)	24,437	1,163,201
Plantronics, Inc.	36,367	1,608,149
		6,457,137
Electronic Equipment & Components - 5.8%
Anixter International, Inc. (a)	21,930	1,864,050
Bel Fuse, Inc. Class B (non-vtg.)	774	24,149
Benchmark Electronics, Inc. (a)	42,728	1,459,161
Cardtronics PLC (a)	1,056	24,299
Daktronics, Inc.	3,393	35,864
Electro Scientific Industries, Inc. (a)	6,473	90,104
Insight Enterprises, Inc. (a)	19,661	902,833
Itron, Inc. (a)	1,519	117,647
Kimball Electronics, Inc. (a)	43,982	952,210
Methode Electronics, Inc. Class A	29,232	1,237,975
PC Connection, Inc.	3,680	103,739
Plexus Corp. (a)	19,353	1,085,316
Sanmina Corp. (a)	20,263	752,770
ScanSource, Inc. (a)	39,470	1,722,866
SYNNEX Corp.	13,937	1,763,170
Systemax, Inc.	525	13,876
Tech Data Corp. (a)	18,911	1,680,242
TTM Technologies, Inc. (a)(b)	65,364	1,004,645
Vishay Intertechnology, Inc. (b)	98,400	1,849,920
		16,684,836
Internet Software & Services - 0.3%
AppFolio, Inc. (a)	2,036	97,626
DHI Group, Inc. (a)	31,309	81,403
MeetMe, Inc. (a)	150,061	546,222
		725,251
IT Services - 2.5%
Computer Task Group, Inc.	3,424	18,353
Convergys Corp.	34,110	883,108
CSG Systems International, Inc.	40,889	1,639,649
EVERTEC, Inc.	78,762	1,248,378
Hackett Group, Inc.	24,134	366,595
Maximus, Inc.	8,454	545,283
Science Applications International Corp.	11,921	796,919
Sykes Enterprises, Inc. (a)	30,032	875,733
Syntel, Inc.	12,672	249,005
Travelport Worldwide Ltd.	43,403	681,427
		7,304,450
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Energy Industries, Inc. (a)	6,175	498,693
Alpha & Omega Semiconductor Ltd. (a)	20,082	331,152
Amkor Technology, Inc. (a)	160,844	1,696,904
Axcelis Technologies, Inc. (a)	759	20,759
Brooks Automation, Inc.	58,286	1,769,563
Cabot Microelectronics Corp.	21,608	1,727,127
Cirrus Logic, Inc. (a)	35,333	1,883,956
Cohu, Inc.	18,279	435,771
Entegris, Inc. (a)	24,342	702,267
FormFactor, Inc. (a)	2,762	46,540
Ichor Holdings Ltd.	871	23,343
MKS Instruments, Inc.	23,763	2,244,409
Nanometrics, Inc. (a)	26,956	776,333
Photronics, Inc. (a)	119,404	1,056,725
Pixelworks, Inc. (a)	10,064	47,401
Rudolph Technologies, Inc. (a)	57,963	1,524,427
Silicon Laboratories, Inc. (a)	2,830	226,117
Synaptics, Inc. (a)(b)	41,638	1,631,377
Ultra Clean Holdings, Inc. (a)	31,004	949,342
		17,592,206
Software - 1.2%
American Software, Inc. Class A	254	2,885
Aspen Technology, Inc. (a)	24,470	1,536,961
Progress Software Corp.	46,310	1,767,653
QAD, Inc.:
Class A	2,274	78,112
Class B	1,619	44,328
Zedge, Inc. (a)	8,170	15,686
Zix Corp. (a)	6,133	29,990
		3,475,615

TOTAL INFORMATION TECHNOLOGY		52,239,495

MATERIALS - 5.8%
Chemicals - 2.5%
American Vanguard Corp.	317	7,259
Chase Corp.	3,776	420,646
FutureFuel Corp.	62,464	983,183
Innophos Holdings, Inc.	11,221	551,961
KMG Chemicals, Inc.	1,084	59,490
Kronos Worldwide, Inc.	65,989	1,506,529
Minerals Technologies, Inc.	6,421	453,644
Stepan Co.	1,553	129,924
Tredegar Corp.	1,294	23,292
Trinseo SA	25,837	1,733,663
Tronox Ltd. Class A (b)	70,231	1,481,874
Valhi, Inc.	70	170
		7,351,635
Containers & Packaging - 0.1%
Greif, Inc. Class A	2,024	118,485
Myers Industries, Inc.	5,708	119,583
UFP Technologies, Inc. (a)	425	11,943
		250,011
Metals & Mining - 2.0%
AK Steel Holding Corp. (a)(b)	106,286	594,139
Atkore International Group, Inc. (a)	50,139	978,212
Century Aluminum Co. (a)	67,699	1,122,449
Cliffs Natural Resources, Inc. (a)(b)	240,751	1,721,370
Schnitzer Steel Industries, Inc. Class A	28,279	796,054
Worthington Industries, Inc.	10,525	484,150
		5,696,374
Paper & Forest Products - 1.2%
Louisiana-Pacific Corp. (a)	71,800	1,944,344
Schweitzer-Mauduit International, Inc.	34,735	1,440,113
		3,384,457

TOTAL MATERIALS		16,682,477

REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 5.8%
Ashford Hospitality Trust, Inc.	3,465	23,112
CBL & Associates Properties, Inc. (b)	157,201	1,318,916
Chesapeake Lodging Trust	16,411	442,605
CorEnergy Infrastructure Trust, Inc. (b)	1,554	54,934
Four Corners Property Trust, Inc.	35,416	882,567
InfraReit, Inc.	41,233	922,382
iStar Financial, Inc. (a)	4,467	52,711
LaSalle Hotel Properties (SBI) (b)	55,789	1,618,997
Potlatch Corp.	35,314	1,801,014
PS Business Parks, Inc.	12,419	1,657,937
RAIT Financial Trust	24,486	17,875
RLJ Lodging Trust (b)	90,663	1,994,586
Ryman Hospitality Properties, Inc. (b)	19,049	1,190,372
Starwood Waypoint Homes	6,496	236,260
Summit Hotel Properties, Inc.	55,207	882,760
Sunstone Hotel Investors, Inc.	72,609	1,166,827
WP Glimcher, Inc. (b)	75,338	627,566
Xenia Hotels & Resorts, Inc.	86,489	1,820,593
		16,712,014
Real Estate Management & Development - 0.2%
Forestar Group, Inc. (a)(c)	16,081	276,593
Gyrodyne LLC	126	2,713
Marcus & Millichap, Inc. (a)	2,017	54,439
Maui Land & Pineapple, Inc. (a)	9,245	128,968
		462,713

TOTAL REAL ESTATE		17,174,727

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
IDT Corp. Class B	32,078	451,658
Wireless Telecommunication Services - 0.1%
Spok Holdings, Inc.	15,355	235,699

TOTAL TELECOMMUNICATION SERVICES		687,357

UTILITIES - 2.3%
Electric Utilities - 0.6%
Allete, Inc.	21,680	1,675,647
Portland General Electric Co.	3,438	156,910
		1,832,557
Gas Utilities - 0.5%
ONE Gas, Inc.	6,937	510,841
Southwest Gas Holdings, Inc.	10,437	810,120
WGL Holdings, Inc.	2,240	188,608
		1,509,569
Independent Power and Renewable Electricity Producers - 0.9%
Atlantic Power Corp. (a)	1,839	4,525
Dynegy, Inc. (a)	65,681	643,017
NRG Yield, Inc. Class A	47,822	907,183
Ormat Technologies, Inc.	14,433	881,135
		2,435,860
Multi-Utilities - 0.3%
Avista Corp.	3,402	176,122
NorthWestern Energy Corp.	13,629	776,035
		952,157
Water Utilities - 0.0%
Consolidated Water Co., Inc.	837	10,714

TOTAL UTILITIES		6,740,857

TOTAL COMMON STOCKS
(Cost $235,569,577)		281,848,408
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (d)
(Cost $991,453)	1,000,000	991,339
	Shares	Value

Money Market Funds - 16.6%
Fidelity Cash Central Fund, 1.09%(e)	4,770,681	$4,771,636
Fidelity Securities Lending Cash Central Fund 1.10%(e)(f)	43,050,360	43,058,970
TOTAL MONEY MARKET FUNDS
(Cost $47,824,422)		47,830,606
TOTAL INVESTMENT IN SECURITIES - 114.5%
(Cost $284,385,452)		330,670,353
NET OTHER ASSETS (LIABILITIES) - (14.5)%		(41,947,458)
NET ASSETS - 100%		$288,722,895

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	90	Dec. 2017	$6,718,050	$246,606	$246,606

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 instrument

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $205,207.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,719
Fidelity Securities Lending Cash Central Fund	148,729
Total	$179,448

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$34,626,585	$34,626,585	$--	$--
Consumer Staples	12,499,338	12,499,338	--	--
Energy	5,750,079	5,750,079	--	--
Financials	47,949,095	47,949,095	--	--
Health Care	46,493,047	46,455,022	--	38,025
Industrials	41,005,351	41,005,351	--	--
Information Technology	52,239,495	52,239,495	--	--
Materials	16,682,477	16,682,477	--	--
Real Estate	17,174,727	16,898,134	--	276,593
Telecommunication Services	687,357	687,357	--	--
Utilities	6,740,857	6,740,857	--	--
U.S. Government and Government Agency Obligations	991,339	--	991,339	--
Money Market Funds	47,830,606	47,830,606	--	--
Total Investments in Securities:	$330,670,353	$329,364,396	$991,339	$314,618
Derivative Instruments:
Assets
Futures Contracts	$246,606	$246,606	$--	$--
Total Assets	$246,606	$246,606	$--	$--
Total Derivative Instruments:	$246,606	$246,606	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Index 500 Portfolio

September 30, 2017

VIPIDX-QTLY-1117
1.808790.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.2%
BorgWarner, Inc.	66,948	$3,429,746
Delphi Automotive PLC	90,044	8,860,330
The Goodyear Tire & Rubber Co. (a)	84,956	2,824,787
		15,114,863
Automobiles - 0.5%
Ford Motor Co.	1,319,782	15,797,791
General Motors Co.	442,551	17,870,209
Harley-Davidson, Inc. (a)	57,566	2,775,257
		36,443,257
Distributors - 0.1%
Genuine Parts Co.	49,547	4,739,171
LKQ Corp. (b)	104,223	3,750,986
		8,490,157
Diversified Consumer Services - 0.0%
H&R Block, Inc. (a)	70,544	1,868,005
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	137,618	8,885,994
Chipotle Mexican Grill, Inc. (a)(b)	8,467	2,606,397
Darden Restaurants, Inc. (a)	42,299	3,332,315
Hilton, Inc.	68,924	4,786,772
Marriott International, Inc. Class A	105,563	11,639,376
McDonald's Corp.	273,327	42,824,874
MGM Mirage, Inc.	174,685	5,692,984
Royal Caribbean Cruises Ltd.	58,060	6,882,432
Starbucks Corp.	487,233	26,169,284
Wyndham Worldwide Corp.	34,684	3,656,040
Wynn Resorts Ltd. (a)	26,996	4,020,244
Yum! Brands, Inc.	116,341	8,563,861
		129,060,573
Household Durables - 0.4%
D.R. Horton, Inc.	114,932	4,589,235
Garmin Ltd. (a)	37,444	2,020,853
Leggett & Platt, Inc. (a)	44,639	2,130,619
Lennar Corp. Class A	68,565	3,620,232
Mohawk Industries, Inc. (b)	21,322	5,277,408
Newell Brands, Inc.	165,380	7,056,765
PulteGroup, Inc.	93,665	2,559,864
Whirlpool Corp.	24,626	4,542,019
		31,796,995
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (b)	134,543	129,342,913
Expedia, Inc. (a)	41,228	5,934,358
Netflix, Inc. (b)	145,691	26,421,063
Priceline Group, Inc. (b)	16,555	30,309,225
TripAdvisor, Inc. (a)(b)	36,552	1,481,453
		193,489,012
Leisure Products - 0.1%
Hasbro, Inc.	38,409	3,751,407
Mattel, Inc. (a)	115,650	1,790,262
		5,541,669
Media - 2.9%
CBS Corp. Class B	122,848	7,125,184
Charter Communications, Inc. Class A (b)	67,876	24,667,496
Comcast Corp. Class A	1,587,304	61,079,458
Discovery Communications, Inc.:
Class A (a)(b)	51,943	1,105,866
Class C (non-vtg.) (a)(b)	68,577	1,389,370
DISH Network Corp. Class A (b)	76,828	4,166,382
Interpublic Group of Companies, Inc.	132,706	2,758,958
News Corp.:
Class A	128,964	1,710,063
Class B	41,092	560,906
Omnicom Group, Inc. (a)	77,866	5,767,535
Scripps Networks Interactive, Inc. Class A	32,382	2,781,290
The Walt Disney Co.	520,836	51,338,805
Time Warner, Inc.	262,463	26,889,334
Twenty-First Century Fox, Inc.:
Class A	355,170	9,369,385
Class B	148,200	3,822,078
Viacom, Inc. Class B (non-vtg.)	119,022	3,313,572
		207,845,682
Multiline Retail - 0.4%
Dollar General Corp.	87,908	7,124,943
Dollar Tree, Inc. (b)	79,922	6,938,828
Kohl's Corp. (a)	56,886	2,596,846
Macy's, Inc.	102,771	2,242,463
Nordstrom, Inc.	39,267	1,851,439
Target Corp.	184,305	10,875,838
		31,630,357
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	24,924	2,472,461
AutoZone, Inc. (b)	9,459	5,629,145
Best Buy Co., Inc.	89,529	5,099,572
CarMax, Inc. (a)(b)	61,835	4,687,711
Foot Locker, Inc.	44,307	1,560,493
Gap, Inc. (a)	74,105	2,188,321
Home Depot, Inc.	397,783	65,061,387
L Brands, Inc. (a)	84,210	3,503,978
Lowe's Companies, Inc.	284,878	22,773,147
O'Reilly Automotive, Inc. (a)(b)	29,701	6,396,704
Ross Stores, Inc.	131,326	8,479,720
Signet Jewelers Ltd. (a)	20,402	1,357,753
Tiffany & Co., Inc.	34,453	3,162,096
TJX Companies, Inc.	214,706	15,830,273
Tractor Supply Co. (a)	42,753	2,705,837
Ulta Beauty, Inc.	19,693	4,451,800
		155,360,398
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	95,356	3,840,940
Hanesbrands, Inc. (a)	122,991	3,030,498
Michael Kors Holdings Ltd. (b)	51,160	2,448,006
NIKE, Inc. Class B	443,382	22,989,357
PVH Corp.	26,126	3,293,444
Ralph Lauren Corp.	18,688	1,649,964
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	62,410	1,028,517
Class C (non-vtg.) (a)(b)	62,809	943,391
VF Corp.	110,244	7,008,211
		46,232,328

TOTAL CONSUMER DISCRETIONARY		862,873,296

CONSUMER STAPLES - 8.2%
Beverages - 2.0%
Brown-Forman Corp. Class B (non-vtg.)	66,079	3,588,090
Constellation Brands, Inc. Class A (sub. vtg.)	58,008	11,569,696
Dr. Pepper Snapple Group, Inc.	61,322	5,425,157
Molson Coors Brewing Co. Class B	62,323	5,088,050
Monster Beverage Corp. (b)	139,959	7,732,735
PepsiCo, Inc.	482,037	53,713,383
The Coca-Cola Co.	1,295,364	58,304,334
		145,421,445
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	148,000	24,314,920
CVS Health Corp.	343,032	27,895,362
Kroger Co.	302,802	6,074,208
Sysco Corp.	163,879	8,841,272
Wal-Mart Stores, Inc.	493,924	38,595,221
Walgreens Boots Alliance, Inc.	310,542	23,980,053
		129,701,036
Food Products - 1.2%
Archer Daniels Midland Co.	189,827	8,069,546
Campbell Soup Co. (a)	65,451	3,064,416
ConAgra Foods, Inc.	140,260	4,732,372
General Mills, Inc. (a)	194,738	10,079,639
Hormel Foods Corp. (a)	90,961	2,923,487
Kellogg Co. (a)	83,853	5,229,912
McCormick & Co., Inc. (non-vtg.)	40,127	4,118,635
Mondelez International, Inc.	508,741	20,685,409
The Hershey Co.	47,683	5,205,553
The J.M. Smucker Co.	38,328	4,021,757
The Kraft Heinz Co.	201,434	15,621,207
Tyson Foods, Inc. Class A	97,611	6,876,695
		90,628,628
Household Products - 1.7%
Church & Dwight Co., Inc.	84,195	4,079,248
Clorox Co.	43,553	5,745,076
Colgate-Palmolive Co.	297,233	21,653,424
Kimberly-Clark Corp.	119,219	14,029,692
Procter & Gamble Co.	860,482	78,286,652
		123,794,092
Personal Products - 0.1%
Coty, Inc. Class A (a)	159,162	2,630,948
Estee Lauder Companies, Inc. Class A	75,544	8,146,665
		10,777,613
Tobacco - 1.4%
Altria Group, Inc.	647,406	41,058,489
Philip Morris International, Inc.	524,096	58,179,897
		99,238,386

TOTAL CONSUMER STAPLES		599,561,200

ENERGY - 6.1%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	144,436	5,289,246
Halliburton Co.	292,855	13,480,116
Helmerich & Payne, Inc. (a)	36,640	1,909,310
National Oilwell Varco, Inc. (a)	128,242	4,582,087
Schlumberger Ltd.	468,868	32,708,232
TechnipFMC PLC	148,201	4,137,772
		62,106,763
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	189,082	9,236,656
Andeavor	48,710	5,024,437
Apache Corp. (a)	128,543	5,887,269
Cabot Oil & Gas Corp.	156,065	4,174,739
Chesapeake Energy Corp. (a)(b)	306,420	1,317,606
Chevron Corp.	639,454	75,135,845
Cimarex Energy Co.	32,151	3,654,604
Concho Resources, Inc. (b)	50,182	6,609,973
ConocoPhillips Co.	410,650	20,553,033
Devon Energy Corp.	177,393	6,512,097
EOG Resources, Inc.	194,855	18,850,273
EQT Corp. (a)	58,484	3,815,496
Exxon Mobil Corp.	1,429,832	117,217,627
Hess Corp.	91,187	4,275,758
Kinder Morgan, Inc.	647,855	12,425,859
Marathon Oil Corp.	286,823	3,889,320
Marathon Petroleum Corp.	170,831	9,580,202
Newfield Exploration Co. (b)	67,217	1,994,328
Noble Energy, Inc.	164,181	4,656,173
Occidental Petroleum Corp.	258,002	16,566,308
ONEOK, Inc.	128,194	7,103,230
Phillips 66 Co.	144,989	13,282,442
Pioneer Natural Resources Co.	57,397	8,468,353
Range Resources Corp. (a)	76,194	1,491,117
The Williams Companies, Inc.	278,947	8,371,199
Valero Energy Corp.	149,036	11,465,339
		381,559,283

TOTAL ENERGY		443,666,046

FINANCIALS - 14.5%
Banks - 6.4%
Bank of America Corp.	3,310,996	83,900,639
BB&T Corp.	272,685	12,799,834
Citigroup, Inc.	919,380	66,875,701
Citizens Financial Group, Inc.	168,948	6,398,061
Comerica, Inc.	59,360	4,526,794
Fifth Third Bancorp	248,602	6,955,884
Huntington Bancshares, Inc.	367,817	5,134,725
JPMorgan Chase & Co.	1,187,447	113,413,063
KeyCorp	366,984	6,906,639
M&T Bank Corp.	51,268	8,256,199
Peoples United Financial, Inc. (a)	116,197	2,107,814
PNC Financial Services Group, Inc.	161,705	21,792,983
Regions Financial Corp.	403,270	6,141,802
SunTrust Banks, Inc.	161,951	9,679,811
U.S. Bancorp	536,240	28,737,102
Wells Fargo & Co.	1,507,540	83,140,831
Zions Bancorporation	68,221	3,218,667
		469,986,549
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	18,883	3,584,560
Ameriprise Financial, Inc.	50,597	7,514,160
Bank of New York Mellon Corp.	348,630	18,484,363
BlackRock, Inc. Class A	41,827	18,700,433
Brighthouse Financial, Inc.	32,333	1,965,846
CBOE Holdings, Inc.	38,056	4,095,967
Charles Schwab Corp.	402,169	17,590,872
CME Group, Inc.	114,700	15,562,496
E*TRADE Financial Corp. (b)	92,815	4,047,662
Franklin Resources, Inc.	111,033	4,942,079
Goldman Sachs Group, Inc.	121,410	28,797,238
IntercontinentalExchange, Inc.	198,582	13,642,583
Invesco Ltd.	137,291	4,810,677
Moody's Corp.	56,073	7,805,922
Morgan Stanley	477,200	22,986,724
Northern Trust Corp.	72,475	6,662,627
Raymond James Financial, Inc.	43,303	3,651,742
S&P Global, Inc.	86,723	13,555,672
State Street Corp.	126,188	12,056,002
T. Rowe Price Group, Inc.	81,107	7,352,350
The NASDAQ OMX Group, Inc.	39,399	3,056,180
		220,866,155
Consumer Finance - 0.7%
American Express Co.	247,583	22,396,358
Capital One Financial Corp.	163,218	13,818,036
Discover Financial Services	125,647	8,101,719
Navient Corp.	92,494	1,389,260
Synchrony Financial	252,277	7,833,201
		53,538,574
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (b)	649,292	119,028,209
Leucadia National Corp.	106,848	2,697,912
		121,726,121
Insurance - 2.7%
AFLAC, Inc.	133,367	10,854,740
Allstate Corp.	121,938	11,207,322
American International Group, Inc.	304,847	18,714,557
Aon PLC	85,824	12,538,886
Arthur J. Gallagher & Co.	60,795	3,741,932
Assurant, Inc.	18,184	1,736,936
Chubb Ltd.	157,051	22,387,620
Cincinnati Financial Corp.	50,354	3,855,606
Everest Re Group Ltd.	13,858	3,165,029
Hartford Financial Services Group, Inc.	122,930	6,814,010
Lincoln National Corp.	74,753	5,492,850
Loews Corp.	93,138	4,457,585
Marsh & McLennan Companies, Inc.	172,948	14,494,772
MetLife, Inc.	358,657	18,632,231
Principal Financial Group, Inc.	90,682	5,834,480
Progressive Corp.	196,358	9,507,654
Prudential Financial, Inc.	144,088	15,319,436
The Travelers Companies, Inc.	93,116	11,408,572
Torchmark Corp.	36,504	2,923,605
Unum Group	76,155	3,893,805
Willis Group Holdings PLC	45,315	6,988,932
XL Group Ltd.	87,041	3,433,767
		197,404,327

TOTAL FINANCIALS		1,063,521,726

HEALTH CARE - 14.5%
Biotechnology - 3.2%
AbbVie, Inc.	537,915	47,799,127
Alexion Pharmaceuticals, Inc. (b)	75,312	10,565,520
Amgen, Inc.	246,223	45,908,278
Biogen, Inc. (b)	71,346	22,339,860
Celgene Corp. (b)	263,998	38,496,188
Gilead Sciences, Inc.	440,675	35,703,489
Incyte Corp. (b)	57,613	6,725,742
Regeneron Pharmaceuticals, Inc. (b)	25,924	11,591,139
Vertex Pharmaceuticals, Inc. (b)	85,076	12,934,955
		232,064,298
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	586,287	31,284,274
Align Technology, Inc. (b)	24,342	4,534,184
Baxter International, Inc.	169,153	10,614,351
Becton, Dickinson & Co. (a)	76,790	15,047,001
Boston Scientific Corp. (b)	463,014	13,506,118
C.R. Bard, Inc.	24,523	7,859,622
Danaher Corp.	206,288	17,695,385
Dentsply Sirona, Inc.	77,444	4,631,926
Edwards Lifesciences Corp. (b)	71,254	7,788,775
Hologic, Inc. (b)	94,643	3,472,452
IDEXX Laboratories, Inc. (b)	29,451	4,579,336
Intuitive Surgical, Inc. (b)	12,581	13,158,216
Medtronic PLC	457,096	35,548,356
ResMed, Inc. (a)	47,987	3,693,080
Stryker Corp.	108,553	15,416,697
The Cooper Companies, Inc.	16,486	3,908,995
Varian Medical Systems, Inc. (a)(b)	30,978	3,099,659
Zimmer Biomet Holdings, Inc.	68,229	7,988,934
		203,827,361
Health Care Providers & Services - 2.7%
Aetna, Inc.	111,930	17,797,989
AmerisourceBergen Corp.	54,714	4,527,584
Anthem, Inc.	88,607	16,824,697
Cardinal Health, Inc.	106,785	7,146,052
Centene Corp. (b)	58,201	5,632,111
Cigna Corp.	84,961	15,882,609
DaVita HealthCare Partners, Inc. (b)	51,615	3,065,415
Envision Healthcare Corp. (a)	40,772	1,832,701
Express Scripts Holding Co. (b)	194,889	12,340,371
HCA Holdings, Inc. (b)	97,521	7,761,696
Henry Schein, Inc. (b)	53,538	4,389,581
Humana, Inc.	48,766	11,880,861
Laboratory Corp. of America Holdings (b)	34,352	5,186,121
McKesson Corp.	70,951	10,898,783
Patterson Companies, Inc. (a)	27,794	1,074,238
Quest Diagnostics, Inc.	46,029	4,310,156
UnitedHealth Group, Inc.	326,259	63,897,825
Universal Health Services, Inc. Class B	29,822	3,308,453
		197,757,243
Health Care Technology - 0.1%
Cerner Corp. (b)	106,296	7,581,031
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	108,433	6,961,399
Illumina, Inc. (b)	49,267	9,813,986
Mettler-Toledo International, Inc. (b)	8,661	5,423,172
PerkinElmer, Inc.	37,191	2,565,063
Quintiles Transnational Holdings, Inc. (a)(b)	51,146	4,862,450
Thermo Fisher Scientific, Inc.	135,047	25,550,892
Waters Corp. (b)	26,936	4,835,551
		60,012,513
Pharmaceuticals - 4.9%
Allergan PLC	112,809	23,120,205
Bristol-Myers Squibb Co.	553,380	35,272,441
Eli Lilly & Co.	326,938	27,966,277
Johnson & Johnson	905,695	117,749,407
Merck & Co., Inc.	922,960	59,097,129
Mylan N.V. (b)	180,964	5,676,841
Perrigo Co. PLC (a)	44,754	3,788,426
Pfizer, Inc.	2,013,803	71,892,767
Zoetis, Inc. Class A	165,616	10,559,676
		355,123,169

TOTAL HEALTH CARE		1,056,365,615

INDUSTRIALS - 10.2%
Aerospace & Defense - 2.5%
Arconic, Inc. (a)	130,964	3,258,384
General Dynamics Corp.	93,978	19,319,997
L3 Technologies, Inc.	26,394	4,973,421
Lockheed Martin Corp.	84,547	26,234,089
Northrop Grumman Corp.	58,766	16,908,154
Raytheon Co.	97,942	18,274,018
Rockwell Collins, Inc.	54,826	7,166,306
Textron, Inc.	89,326	4,812,885
The Boeing Co.	187,489	47,661,579
TransDigm Group, Inc. (a)	16,291	4,164,794
United Technologies Corp.	250,672	29,098,006
		181,871,633
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (a)	47,352	3,603,487
Expeditors International of Washington, Inc.	60,989	3,650,802
FedEx Corp.	83,280	18,786,302
United Parcel Service, Inc. Class B	232,420	27,911,318
		53,951,909
Airlines - 0.5%
Alaska Air Group, Inc.	41,683	3,179,162
American Airlines Group, Inc. (a)	146,260	6,945,887
Delta Air Lines, Inc.	224,773	10,838,554
Southwest Airlines Co.	185,823	10,402,372
United Continental Holdings, Inc. (b)	87,260	5,312,389
		36,678,364
Building Products - 0.4%
A.O. Smith Corp.	49,409	2,936,377
Allegion PLC	32,052	2,771,536
Fortune Brands Home & Security, Inc.	51,970	3,493,943
Johnson Controls International PLC	314,631	12,676,483
Masco Corp.	107,507	4,193,848
		26,072,187
Commercial Services & Supplies - 0.3%
Cintas Corp.	28,819	4,158,005
Republic Services, Inc.	77,274	5,104,720
Stericycle, Inc. (b)	28,797	2,062,441
Waste Management, Inc.	136,608	10,692,308
		22,017,474
Construction & Engineering - 0.1%
Fluor Corp. (a)	47,208	1,987,457
Jacobs Engineering Group, Inc.	40,599	2,365,704
Quanta Services, Inc. (b)	51,016	1,906,468
		6,259,629
Electrical Equipment - 0.6%
Acuity Brands, Inc. (a)	14,204	2,432,861
AMETEK, Inc.	77,880	5,143,195
Eaton Corp. PLC	150,094	11,525,718
Emerson Electric Co.	215,970	13,571,555
Fortive Corp.	102,918	7,285,565
Rockwell Automation, Inc.	43,314	7,718,988
		47,677,882
Industrial Conglomerates - 2.2%
3M Co.	201,374	42,268,403
General Electric Co.	2,921,557	70,643,248
Honeywell International, Inc.	257,245	36,461,906
Roper Technologies, Inc.	34,493	8,395,596
		157,769,153
Machinery - 1.5%
Caterpillar, Inc.	199,419	24,869,543
Cummins, Inc.	53,169	8,933,987
Deere & Co.	107,935	13,555,557
Dover Corp.	52,530	4,800,717
Flowserve Corp. (a)	44,082	1,877,452
Illinois Tool Works, Inc.	104,517	15,464,335
Ingersoll-Rand PLC	85,598	7,632,774
PACCAR, Inc.	118,569	8,577,281
Parker Hannifin Corp.	44,924	7,862,598
Pentair PLC	55,727	3,787,207
Snap-On, Inc. (a)	19,431	2,895,413
Stanley Black & Decker, Inc.	51,680	7,802,130
Xylem, Inc.	60,594	3,795,002
		111,853,996
Professional Services - 0.3%
Equifax, Inc.	40,619	4,305,208
IHS Markit Ltd. (b)	122,582	5,403,415
Nielsen Holdings PLC (a)	113,335	4,697,736
Robert Half International, Inc.	42,580	2,143,477
Verisk Analytics, Inc. (b)	52,445	4,362,900
		20,912,736
Road & Rail - 0.9%
CSX Corp.	308,190	16,722,389
J.B. Hunt Transport Services, Inc.	28,804	3,199,548
Kansas City Southern	35,573	3,866,074
Norfolk Southern Corp.	97,245	12,859,679
Union Pacific Corp.	270,084	31,321,641
		67,969,331
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	97,176	4,429,282
United Rentals, Inc. (b)	28,518	3,956,587
W.W. Grainger, Inc. (a)	17,715	3,184,271
		11,570,140

TOTAL INDUSTRIALS		744,604,434

INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,687,229	56,741,511
F5 Networks, Inc. (b)	21,443	2,585,168
Harris Corp.	40,413	5,321,584
Juniper Networks, Inc.	128,332	3,571,480
Motorola Solutions, Inc.	54,886	4,658,175
		72,877,918
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	103,070	8,723,845
Corning, Inc.	304,772	9,118,778
FLIR Systems, Inc.	46,296	1,801,377
TE Connectivity Ltd.	119,247	9,904,656
		29,548,656
Internet Software & Services - 4.8%
Akamai Technologies, Inc. (b)	57,845	2,818,208
Alphabet, Inc.:
Class A (b)	100,573	97,929,942
Class C (b)	101,861	97,695,904
eBay, Inc. (b)	335,888	12,918,252
Facebook, Inc. Class A (b)	799,850	136,670,370
VeriSign, Inc. (a)(b)	28,997	3,084,991
		351,117,667
IT Services - 4.0%
Accenture PLC Class A	208,535	28,166,822
Alliance Data Systems Corp.	16,288	3,608,606
Automatic Data Processing, Inc.	149,951	16,392,643
Cognizant Technology Solutions Corp. Class A	199,301	14,457,295
CSRA, Inc.	55,163	1,780,110
DXC Technology Co.	96,051	8,248,860
Fidelity National Information Services, Inc.	112,170	10,475,556
Fiserv, Inc. (b)	71,020	9,158,739
Gartner, Inc. (b)	30,571	3,803,338
Global Payments, Inc.	51,455	4,889,769
IBM Corp.	292,463	42,430,532
MasterCard, Inc. Class A	315,093	44,491,132
Paychex, Inc.	107,935	6,471,783
PayPal Holdings, Inc. (b)	381,395	24,420,722
The Western Union Co. (a)	156,572	3,006,182
Total System Services, Inc.	56,574	3,705,597
Visa, Inc. Class A	617,307	64,965,389
		290,473,075
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)(b)	271,561	3,462,403
Analog Devices, Inc.	124,067	10,690,853
Applied Materials, Inc.	359,878	18,746,045
Broadcom Ltd.	137,202	33,276,973
Intel Corp.	1,585,641	60,381,209
KLA-Tencor Corp.	52,924	5,609,944
Lam Research Corp.	54,819	10,143,708
Microchip Technology, Inc. (a)	78,532	7,050,603
Micron Technology, Inc. (b)	375,933	14,785,445
NVIDIA Corp.	202,465	36,194,668
Qorvo, Inc. (b)	42,946	3,035,423
Qualcomm, Inc.	498,550	25,844,832
Skyworks Solutions, Inc. (a)	62,002	6,318,004
Texas Instruments, Inc.	334,081	29,947,021
Xilinx, Inc.	83,889	5,941,858
		271,428,989
Software - 5.1%
Activision Blizzard, Inc.	254,742	16,433,406
Adobe Systems, Inc. (b)	166,496	24,837,873
ANSYS, Inc. (b)	28,602	3,510,323
Autodesk, Inc. (b)	73,965	8,303,311
CA Technologies, Inc.	106,616	3,558,842
Cadence Design Systems, Inc. (b)	94,552	3,731,967
Citrix Systems, Inc. (b)	48,570	3,731,147
Electronic Arts, Inc. (b)	104,178	12,299,255
Intuit, Inc.	82,136	11,674,811
Microsoft Corp.	2,599,062	193,604,128
Oracle Corp.	1,019,001	49,268,698
Red Hat, Inc. (b)	59,882	6,638,519
Salesforce.com, Inc. (b)	230,394	21,523,407
Symantec Corp.	207,372	6,803,875
Synopsys, Inc. (b)	50,697	4,082,629
		370,002,191
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	1,742,966	268,625,926
Hewlett Packard Enterprise Co.	554,293	8,153,650
HP, Inc.	563,614	11,249,735
NetApp, Inc.	91,028	3,983,385
Seagate Technology LLC (a)	97,126	3,221,669
Western Digital Corp.	99,503	8,597,059
Xerox Corp.	72,038	2,398,145
		306,229,569

TOTAL INFORMATION TECHNOLOGY		1,691,678,065

MATERIALS - 3.0%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	73,548	11,121,929
Albemarle Corp. U.S.	37,278	5,081,364
CF Industries Holdings, Inc.	78,707	2,767,338
DowDuPont, Inc.	787,333	54,507,064
Eastman Chemical Co.	48,888	4,423,875
Ecolab, Inc.	87,884	11,302,761
FMC Corp.	45,260	4,042,171
International Flavors & Fragrances, Inc.	26,648	3,808,266
LyondellBasell Industries NV Class A	109,520	10,847,956
Monsanto Co.	148,246	17,762,836
PPG Industries, Inc.	86,547	9,404,197
Praxair, Inc.	96,530	13,489,102
Sherwin-Williams Co.	27,738	9,931,314
The Mosaic Co.	118,448	2,557,292
		161,047,465
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	21,205	4,373,107
Vulcan Materials Co.	44,635	5,338,346
		9,711,453
Containers & Packaging - 0.4%
Avery Dennison Corp.	29,826	2,933,089
Ball Corp.	118,707	4,902,599
International Paper Co.	139,329	7,916,674
Packaging Corp. of America	31,838	3,651,182
Sealed Air Corp.	64,124	2,739,377
WestRock Co.	85,711	4,862,385
		27,005,306
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (b)	454,041	6,374,736
Newmont Mining Corp.	179,935	6,749,362
Nucor Corp.	107,788	6,040,440
		19,164,538

TOTAL MATERIALS		216,928,762

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	31,593	3,758,619
American Tower Corp.	144,822	19,794,271
Apartment Investment & Management Co. Class A	52,986	2,323,966
AvalonBay Communities, Inc.	46,595	8,313,480
Boston Properties, Inc.	52,073	6,398,730
Crown Castle International Corp.	137,092	13,706,458
Digital Realty Trust, Inc. (a)	69,046	8,170,213
Duke Realty Corp.	120,039	3,459,524
Equinix, Inc.	26,291	11,733,673
Equity Residential (SBI)	123,947	8,171,826
Essex Property Trust, Inc.	22,268	5,656,740
Extra Space Storage, Inc. (a)	42,488	3,395,641
Federal Realty Investment Trust (SBI)	24,382	3,028,488
General Growth Properties, Inc. (a)	211,314	4,388,992
HCP, Inc.	158,248	4,404,042
Host Hotels & Resorts, Inc.	249,725	4,617,415
Iron Mountain, Inc.	89,217	3,470,541
Kimco Realty Corp. (a)	143,634	2,808,045
Mid-America Apartment Communities, Inc.	38,336	4,097,352
Prologis, Inc.	179,473	11,389,357
Public Storage	50,496	10,805,639
Realty Income Corp. (a)	92,484	5,289,160
Regency Centers Corp. (a)	49,931	3,097,719
SBA Communications Corp. Class A (b)	40,614	5,850,447
Simon Property Group, Inc.	104,889	16,888,178
SL Green Realty Corp.	33,396	3,383,683
The Macerich Co.	36,744	2,019,818
UDR, Inc.	90,290	3,433,729
Ventas, Inc.	120,180	7,827,323
Vornado Realty Trust	58,179	4,472,802
Welltower, Inc.	124,475	8,748,103
Weyerhaeuser Co.	254,074	8,646,138
		213,550,112
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	101,490	3,844,441

TOTAL REAL ESTATE		217,394,553

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	2,071,895	81,156,127
CenturyLink, Inc. (a)	185,461	3,505,213
Level 3 Communications, Inc. (b)	99,134	5,282,851
Verizon Communications, Inc.	1,376,551	68,125,509
		158,069,700
UTILITIES - 3.1%
Electric Utilities - 1.9%
Alliant Energy Corp.	77,970	3,241,213
American Electric Power Co., Inc.	165,968	11,657,592
Duke Energy Corp.	236,170	19,819,386
Edison International	109,942	8,484,224
Entergy Corp.	60,578	4,625,736
Eversource Energy	106,931	6,462,910
Exelon Corp.	323,974	12,204,101
FirstEnergy Corp.	149,927	4,622,249
NextEra Energy, Inc.	157,978	23,151,676
PG&E Corp.	173,048	11,782,838
Pinnacle West Capital Corp.	37,667	3,185,122
PPL Corp.	230,532	8,748,689
Southern Co.	337,265	16,573,202
Xcel Energy, Inc.	171,341	8,107,856
		142,666,794
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	101,448	2,596,054
The AES Corp.	222,799	2,455,245
		5,051,299
Multi-Utilities - 1.0%
Ameren Corp.	81,875	4,735,650
CenterPoint Energy, Inc.	145,446	4,248,478
CMS Energy Corp.	95,163	4,407,950
Consolidated Edison, Inc.	104,547	8,434,852
Dominion Resources, Inc.	216,836	16,681,193
DTE Energy Co.	60,533	6,498,823
NiSource, Inc.	109,962	2,813,928
Public Service Enterprise Group, Inc.	170,705	7,895,106
SCANA Corp.	48,226	2,338,479
Sempra Energy	84,724	9,669,550
WEC Energy Group, Inc.	106,490	6,685,442
		74,409,451
Water Utilities - 0.1%
American Water Works Co., Inc.	60,160	4,867,546

TOTAL UTILITIES		226,995,090

TOTAL COMMON STOCKS
(Cost $3,809,688,852)		7,281,658,487
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.88% 10/12/17 (c)
(Cost $3,998,934)	4,000,000	3,998,977
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.09% (d)	9,514,604	$9,516,506
Fidelity Securities Lending Cash Central Fund 1.10% (d)(e)	192,695,166	192,733,705
TOTAL MONEY MARKET FUNDS
(Cost $202,217,624)		202,250,211
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $4,015,905,410)		7,487,907,675
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(187,306,847)
NET ASSETS - 100%		$7,300,600,828

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	149	Dec. 2017	$18,744,945	$358,198	$358,198

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $837,786.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$240,391
Fidelity Securities Lending Cash Central Fund	188,284
Total	$428,675

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$862,873,296	$862,873,296	$--	$--
Consumer Staples	599,561,200	599,561,200	--	--
Energy	443,666,046	443,666,046	--	--
Financials	1,063,521,726	1,063,521,726	--	--
Health Care	1,056,365,615	1,056,365,615	--	--
Industrials	744,604,434	744,604,434	--	--
Information Technology	1,691,678,065	1,691,678,065	--	--
Materials	216,928,762	216,928,762	--	--
Real Estate	217,394,553	217,394,553	--	--
Telecommunication Services	158,069,700	158,069,700	--	--
Utilities	226,995,090	226,995,090	--	--
U.S. Government and Government Agency Obligations	3,998,977	--	3,998,977	--
Money Market Funds	202,250,211	202,250,211	--	--
Total Investments in Securities:	$7,487,907,675	$7,483,908,698	$3,998,977	$--
Derivative Instruments:
Assets
Futures Contracts	$358,198	$358,198	$--	$--
Total Assets	$358,198	$358,198	$--	$--
Total Derivative Instruments:	$358,198	$358,198	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

September 30, 2017

VIPEM-QTLY-1117
1.864820.109

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Argentina - 1.0%
Banco Macro SA sponsored ADR	15,500	$1,818,925
Telecom Argentina SA Class B sponsored ADR	51,893	1,600,380

TOTAL ARGENTINA		3,419,305

Australia - 0.5%
Amcor Ltd.	125,857	1,501,565
Bermuda - 0.8%
Credicorp Ltd. (United States)	12,376	2,537,328
Brazil - 5.4%
BM&F BOVESPA SA	356,500	2,695,854
Drogasil SA	79,893	1,891,914
Equatorial Energia SA	95,200	1,841,087
Estacio Participacoes SA	187,400	1,833,676
IRB Brasil Resseguros SA	173,300	1,655,218
Kroton Educacional SA	358,500	2,269,525
Lojas Renner SA	178,400	2,031,197
Qualicorp SA	163,700	1,958,932
Smiles SA	66,200	1,682,199

TOTAL BRAZIL		17,859,602

Cayman Islands - 16.9%
58.com, Inc. ADR (a)	13,530	854,284
Alibaba Group Holding Ltd. sponsored ADR (a)	88,300	15,250,293
Baidu.com, Inc. sponsored ADR (a)	24,569	6,085,496
Ctrip.com International Ltd. ADR (a)	56,500	2,979,810
Fu Shou Yuan International Group Ltd.	49,000	32,242
JD.com, Inc. sponsored ADR (a)	81,600	3,117,120
NetEase, Inc. ADR	11,200	2,954,672
New Oriental Education & Technology Group, Inc. sponsored ADR	28,900	2,550,714
Shenzhou International Group Holdings Ltd.	242,000	1,895,950
SINA Corp.	18,000	2,063,700
Tencent Holdings Ltd.	409,900	17,921,112

TOTAL CAYMAN ISLANDS		55,705,393

China - 6.7%
Gree Electric Appliances, Inc. of Zhuhai Class A	270,300	1,539,720
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	337,740	1,624,385
Hangzhou Robam Appliances Co. Ltd. Class A	264,557	1,679,973
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	468,890	1,938,028
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	192,613	1,734,947
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	123,401	1,882,526
Kweichow Moutai Co. Ltd. (A Shares)	22,548	1,754,253
Midea Group Co. Ltd. Class A	266,600	1,770,682
Shanghai International Airport Co. Ltd. (A Shares)	272,424	1,555,094
Shenzhen Inovance Technology Co. Ltd. Class A	389,195	1,690,524
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	525,900	1,525,516
Wuliangye Yibin Co. Ltd. Class A	193,887	1,669,199
Yunnan Baiyao Group Co. Ltd.	124,533	1,697,650

TOTAL CHINA		22,062,497

France - 1.5%
Dassault Systemes SA	16,000	1,618,541
Kering SA	4,172	1,661,955
LVMH Moet Hennessy - Louis Vuitton SA	6,209	1,716,399

TOTAL FRANCE		4,996,895

Germany - 0.9%
adidas AG	6,914	1,564,055
KION Group AG	15,400	1,473,756

TOTAL GERMANY		3,037,811

Greece - 0.5%
Titan Cement Co. SA (Reg.)	64,000	1,620,243
Hong Kong - 2.2%
AIA Group Ltd.	212,400	1,566,163
CSPC Pharmaceutical Group Ltd.	1,296,000	2,170,065
Guangdong Investment Ltd.	1,294,000	1,845,353
Techtronic Industries Co. Ltd.	322,000	1,718,905

TOTAL HONG KONG		7,300,486

Hungary - 0.6%
OTP Bank PLC	56,100	2,104,857
India - 13.1%
Adani Ports & Special Economic Zone Ltd.	304,244	1,755,075
Asian Paints Ltd.	102,417	1,774,695
Bharat Petroleum Corp. Ltd.	265,459	1,915,646
Eicher Motors Ltd.	3,885	1,856,740
Godrej Consumer Products Ltd.	135,187	1,902,574
HDFC Bank Ltd.	59,727	1,656,984
Hero Motocorp Ltd.	27,145	1,568,828
Housing Development Finance Corp. Ltd.	154,377	4,118,020
Indraprastha Gas Ltd.	82,417	1,857,443
IndusInd Bank Ltd.	61,941	1,595,424
ITC Ltd.	583,628	2,308,239
Kotak Mahindra Bank Ltd. (a)	100,449	1,541,495
LIC Housing Finance Ltd.	181,109	1,739,684
Maruti Suzuki India Ltd.	19,593	2,393,460
PC Jeweller Ltd.	570,000	2,887,092
Power Grid Corp. of India Ltd.	519,371	1,677,956
Reliance Industries Ltd.	312,206	3,732,991
Shree Cement Ltd.	6,602	1,878,209
Ultratech Cemco Ltd. (a)	30,077	1,774,962
UPL Ltd. (a)	157,035	1,871,869
Vakrangee Ltd. (a)	202,785	1,533,851

TOTAL INDIA		43,341,237

Indonesia - 2.4%
PT Bank Central Asia Tbk	1,840,300	2,773,635
PT Bank Rakyat Indonesia Tbk	2,063,040	2,339,664
PT Telkomunikasi Indonesia Tbk Series B	8,027,700	2,791,869

TOTAL INDONESIA		7,905,168

Israel - 1.5%
Check Point Software Technologies Ltd. (a)	14,800	1,687,496
Elbit Systems Ltd. (Israel)	11,700	1,718,855
Frutarom Industries Ltd.	20,825	1,601,878

TOTAL ISRAEL		5,008,229

Kenya - 0.5%
Safaricom Ltd.	7,099,400	1,703,443
Korea (South) - 5.8%
Medy-Tox, Inc.	1,902	821,345
Samsung Electronics Co. Ltd.	8,224	18,414,083

TOTAL KOREA (SOUTH)		19,235,428

Luxembourg - 0.5%
Eurofins Scientific SA	2,668	1,685,759
Mexico - 5.1%
CEMEX S.A.B. de CV sponsored ADR	290,892	2,641,299
Embotelladoras Arca S.A.B. de CV	264,500	1,808,070
Fomento Economico Mexicano S.A.B. de CV unit	280,800	2,683,714
Gruma S.A.B. de CV Series B	120,290	1,758,638
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	178,100	1,823,055
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	98,495	1,874,650
Grupo Aeroportuario Norte S.A.B. de CV	303,600	1,682,054
Grupo Cementos de Chihuahua S.A.B. de CV	336,186	1,741,299
Promotora y Operadora de Infraestructura S.A.B. de CV	92,768	981,935

TOTAL MEXICO		16,994,714

Netherlands - 1.6%
ASML Holding NV (Netherlands)	10,000	1,708,776
X5 Retail Group NV GDR (Reg. S) (a)	40,100	1,800,089
Yandex NV Series A (a)	52,700	1,736,465

TOTAL NETHERLANDS		5,245,330

Panama - 0.5%
Copa Holdings SA Class A	12,300	1,531,719
Philippines - 2.8%
Ayala Corp.	104,530	1,992,515
Ayala Land, Inc.	2,543,100	2,173,910
D&L Industries, Inc.	3,212,100	637,528
SM Investments Corp.	124,522	2,160,706
SM Prime Holdings, Inc.	3,284,500	2,223,552

TOTAL PHILIPPINES		9,188,211

Russia - 1.2%
Sberbank of Russia	1,203,820	4,025,290
South Africa - 6.0%
Bidcorp Ltd.	90,025	2,020,762
Capitec Bank Holdings Ltd.	27,800	1,763,985
Discovery Ltd.	178,064	1,849,985
FirstRand Ltd.	629,900	2,420,733
Imperial Holdings Ltd.	44	621
Mondi Ltd.	73,063	1,950,757
Naspers Ltd. Class N	35,668	7,692,775
Sanlam Ltd.	410,000	2,048,978

TOTAL SOUTH AFRICA		19,748,596

Spain - 0.5%
Amadeus IT Holding SA Class A	25,900	1,683,310
Switzerland - 1.0%
Compagnie Financiere Richemont SA Series A	17,501	1,601,972
Sika AG	230	1,711,313

TOTAL SWITZERLAND		3,313,285

Taiwan - 5.2%
Advantech Co. Ltd.	261,292	1,858,199
Largan Precision Co. Ltd.	1,000	175,485
Taiwan Semiconductor Manufacturing Co. Ltd.	1,838,000	13,143,364
United Microelectronics Corp.	4,112,000	2,056,869

TOTAL TAIWAN		17,233,917

Thailand - 0.8%
Airports of Thailand PCL (For. Reg.)	1,225,400	2,169,175
Thai Beverage PCL	721,900	478,978

TOTAL THAILAND		2,648,153

Turkey - 1.6%
Koc Holding A/S	404,000	1,853,913
Tofas Turk Otomobil Fabrikasi A/S	195,444	1,693,908
Turkcell Iletisim Hizmet A/S	520,000	1,852,061

TOTAL TURKEY		5,399,882

United Kingdom - 3.4%
British American Tobacco PLC (United Kingdom)	26,000	1,627,698
Diageo PLC	46,507	1,529,407
InterContinental Hotel Group PLC	32,500	1,719,354
NMC Health PLC	46,100	1,699,403
Prudential PLC	66,489	1,591,116
Reckitt Benckiser Group PLC	17,300	1,580,668
Unilever PLC	27,250	1,577,213

TOTAL UNITED KINGDOM		11,324,859

United States of America - 7.2%
A.O. Smith Corp.	28,600	1,699,698
Alphabet, Inc. Class C (a)	1,693	1,623,773
Amazon.com, Inc. (a)	1,690	1,624,682
American Tower Corp.	10,800	1,476,144
Amphenol Corp. Class A	19,600	1,658,944
Facebook, Inc. Class A (a)	9,600	1,640,352
MasterCard, Inc. Class A	11,700	1,652,040
MercadoLibre, Inc.	4,800	1,242,864
Moody's Corp.	12,600	1,754,046
MSCI, Inc.	14,800	1,730,120
S&P Global, Inc.	10,700	1,672,517
Sherwin-Williams Co.	4,700	1,682,788
Visa, Inc. Class A	14,900	1,568,076
Yum China Holdings, Inc.	66,500	2,658,008

TOTAL UNITED STATES OF AMERICA		23,684,052

TOTAL COMMON STOCKS
(Cost $227,991,342)		323,046,564

Nonconvertible Preferred Stocks - 1.4%
Brazil - 1.4%
Itau Unibanco Holding SA
(Cost $2,741,894)	339,220	4,643,035

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.09% (b)
(Cost $2,098,340)	2,097,920	2,098,340
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $232,831,576)		329,787,939
NET OTHER ASSETS (LIABILITIES) - 0.3%		899,826
NET ASSETS - 100%		$330,687,765

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,474
Fidelity Securities Lending Cash Central Fund	6,895
Total	$39,369

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$53,884,822	$50,566,451	$3,318,371	$--
Consumer Staples	30,211,970	23,896,984	6,314,986	--
Energy	5,648,637	5,648,637	--	--
Financials	53,635,571	46,362,181	7,273,390	--
Health Care	13,293,617	13,293,617	--	--
Industrials	25,826,949	25,826,949	--	--
Information Technology	101,756,430	66,926,309	34,830,121	--
Materials	22,388,405	22,388,405	--	--
Real Estate	5,873,606	5,873,606	--	--
Telecommunication Services	7,947,753	5,155,884	2,791,869	--
Utilities	7,221,839	7,221,839	--	--
Money Market Funds	2,098,340	2,098,340	--	--
Total Investments in Securities:	$329,787,939	$275,259,202	$54,528,737	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$18,696,207

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017